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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09223

                      Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Strategic Income Fund

 Schedule of Investments  06/30/2011

 Shares

 Float Rate

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 3.3%

 Energy - 0.5%

 Coal & Consumable Fuels - 0.3%

 4,655,000

 CCC+ / B2

 James River Coal Co., 3.125%, 3/15/18

 $

 4,631,725

 11,320,000

 BB- / NR

 Massey Energy Co., 3.25%, 8/1/15

 12,013,350

 $

 16,645,075

 Oil & Gas Exploration & Production - 0.2%

 3,990,000

 BB+ / Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $

 4,199,475

 4,600,000

 BB+ / Ba3

 Chesapeake Energy Corp., 2.25%, 12/15/38

 4,168,750

 $

 8,368,225

 Total Energy

 $

 25,013,300

 Materials - 0.1%

 Forest Products - 0.0%

 5,597,000

 B+ / NR

 Sino-Forest Corp., 4.25%, 12/15/16

 $

 2,350,740

 2,225,000

 B+ / Ba2

 Sino-Forest Corp., 5.0%, 8/1/13

 1,045,750

 $

 3,396,490

 Total Materials

 $

 3,396,490

 Capital Goods - 0.2%

 Electrical Component & Equipment - 0.2%

 7,370,000

 B / B2

 General Cable Corp., 4.5%, 11/15/29

 $

 10,142,963

 Total Capital Goods

 $

 10,142,963

 Transportation - 0.1%

 Marine - 0.1%

 6,710,000

 CC / Ca

 Horizon Lines, Inc., 4.25%, 8/15/12 (b)

 $

 5,435,100

 Total Transportation

 $

 5,435,100

 Health Care Equipment & Services - 0.6%

 Health Care Equipment - 0.4%

 9,027,000

 BB+ / NR

 Hologic, Inc., 2.0%, 12/15/37 (b)

 $

 10,313,348

 9,725,000

 NR / NR

 NuVasive, Inc., 2.75%, 7/1/17

 9,834,406

 $

 20,147,754

 Health Care Services - 0.0%

 2,045,000

 B+ / B2

 Omincare, Inc., 3.25%, 12/15/35

 $

 1,955,531

 Health Care Technology - 0.2%

 5,075,000

 NR / NR

 WebMD Health Corp., 2.25%, 3/31/16

 $

 4,859,313

 2,725,000

 NR / NR

 WebMD Health Corp., 2.5%, 1/31/18

 2,633,031

 $

 7,492,344

 Total Health Care Equipment & Services

 $

 29,595,629

 Pharmaceuticals & Biotechnology - 0.2%

 Biotechnology - 0.2%

 3,750,000

 NR / NR

 Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17

 $

 5,221,875

 6,760,000

 NR / NR

 PDL BioPharma Inc., 3.75%, 5/1/15

 6,548,750

 $

 11,770,625

 Total Pharmaceuticals & Biotechnology

 $

 11,770,625

 Software & Services - 0.1%

 Application Software - 0.1%

 5,275,000

 NR / NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 $

 5,261,813

 Total Software & Services

 $

 5,261,813

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.1%

 5,500,000

 NR / NR

 InterDigital Inc/PA, 2.5%, 3/15/16

 $

 5,754,375

 Technology Distributors - 0.0%

 390,000

 B+ / NR

 Anixter International, Inc., 1.0%, 2/15/13

 $

 462,638

 Total Technology Hardware & Equipment

 $

 6,217,013

 Semiconductors

 Semiconductor Equipment - 0.5%

 6,330,000

 BB+ / Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 6,314,175

 14,590,000

 NR / NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 15,465,400

 $

 21,779,575

 Semiconductors - 0.6%

 23,295,000

 A- / NR

 Intel Corp., 2.95%, 12/15/35

 $

 24,081,206

 2,364,000

 NR / NR

 SunPower Corp., 4.75%, 4/15/14

 2,505,840

 $

 26,587,046

 Total Semiconductors

 $

 48,366,621

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.0%

 2,040,000

 B+ / B1

 MasTec, Inc., 4.0%, 6/15/14

 $

 2,909,550

 Wireless Telecommunication Services - 0.2%

 10,470,000

 B- / NR

 NII Holdings, 3.125%, 6/15/12

 $

 10,483,088

 Total Telecommunication Services

 $

 13,392,638

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost  $146,344,274)

 $

 158,592,192

 PREFERRED STOCKS - 1.2%

 Capital Goods - 0.1%

 Industrial Machinery - 0.1%

 27,900

 Stanley Black & Decker, Inc., 4.75%, 11/17/15

 $

 3,394,593

 Total Capital Goods

 $

 3,394,593

 Banks - 0.3%

 Diversified Banks - 0.2%

 11,870

 Wells Fargo & Co., 7.5%, 12/31/49

 $

 12,576,265

 Total Banks

 $

 12,576,265

 Diversified Financials - 0.3%

 Consumer Finance - 0.0%

 1,900

 Ally Financial, Inc., 7.0%, 12/31/49

 $

 1,785,644

 Diversified Finance Services - 0.3%

 342,000

 Citigroup Capital XIII, 7.875%, 10/30/40

 $

 9,500,760

 200,000

 GMAC Capital Trust I, 8.125%, 2/15/40* (b)

 5,120,000

 $

 14,620,760

 Total Diversified Financials

 $

 16,406,404

 Real Estate - 0.2%

 Real Estate Operating Companies - 0.2%

 119,380

 Forest City Enterprises, Inc., 7.0%, 12/31/49

 $

 8,117,362

 Total Real Estate

 $

 8,117,362

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.3%

 566,000

 Qwest Corp., 7.375%, 6/1/51 *

 $

 14,534,880

 Total Telecommunication Services

 $

 14,534,880

 TOTAL PREFERRED STOCKS

 (Cost  $51,677,185)

 $

 55,029,504

 COMMON STOCKS - 0.0%

 Materials - 0.0%

 Forest Products - 0.0%

 CAD

 151,370

 Ainsworth Lumber Co., Ltd. *

 $

 400,554

 Total Materials

 $

 400,554

 Transportation - 0.0%

 Airlines - 0.0%

 79,467

 Delta Air Lines Inc. *

 $

 728,712

 Total Transportation

 $

 728,712

 Diversified Financials - 0.0%

 Asset Management & Custody Banks - 0.0%

 4,814

 Legg Mason Inc.

 $

 157,707

 Diversified Finance Services - 0.0%

 4,633

 BTA Bank JSC *

 $

 37,310

 Total Diversified Financials

 $

 195,017

 Real Estate - 0.0%

 Real Estate Development - 0.0%

 266,967

 Newhall Land Development LLC *

 $

 440,496

 Total Real Estate

 $

 440,496

 TOTAL COMMON STOCKS

 (Cost  $3,320,319)

 $

 1,764,779

 ASSET BACKED SECURITIES - 6.3%

 Energy - 0.0%

 Integrated Oil & Gas - 0.0%

 1,547,739

 BBB+ / Baa1

 PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)

 $

 1,648,342

 Total Energy

 $

 1,648,342

 Materials - 0.8%

 Aluminum - 0.0%

 1,739,904

 AA / Aa2

 Bayview Financial Ac, 0.84719%, 6/28/44

 $

 1,085,740

 Diversified Metals & Mining - 0.0%

 916,597

 AAA / NR

 Newcastle Investment Trust, 4.5%, 7/10/35

 $

 941,812

 1,366,038

 AAA / NR

 Newcastle Investment Trust, 2.45%, 12/10/33

 1,374,205

 $

 2,316,017

 Precious Metals & Minerals - 0.4%

 2,448,061

 BBB+ / A2

 Lehman ABS Manufactured Housing Contract Trust, 5.873%, 5/15/22

 $

 2,586,799

 7,961,000

 BBB+ / Ba3

 Madison Avenue Manufactured Housing, 2.4626%, 3/25/32

 7,772,378

 2,623,389

 A / NR

 Mid-State Trust, 5.25%, 11/1/20

 2,606,636

 2,671,970

 BBB / NR

 Mid-State Trust, 7.0%, 12/15/45

 2,658,629

 1,086,365

 AA / Aa2

 Origen Manufactured Housing, 5.73%, 11/15/35

 1,131,929

 3,895,869

 5.91

 AA / Aa2

 Origen Manufactured Housing, Floating Rate Note, 1/15/35

 4,132,833

 $

 20,889,204

 Steel - 0.3%

 9,176,000

 BB / Ba2

 Accredited Mortgage Loan Trust, 0.40625%, 9/25/36

 $

 7,550,692

 1,485,501

 AAA / Aaa

 Accredited Mortgage Loan Trust, 0.8015%, 10/25/34

 1,345,950

 5,509,917

 AAA / Aa1

 Centex Home Equity, 3.173%, 6/25/33

 5,430,640

 $

 14,327,282

 Total Materials

 $

 38,618,243

 Commercial Services & Supplies - 0.1%

 Research & Consulting Services - 0.1%

 3,074,167

 A / NR

 TAL Advantage LLC, 4.31%, 5/20/26

 $

 3,020,597

 Total Commercial Services & Supplies

 $

 3,020,597

 Automobiles & Components - 0.1%

 Auto Parts & Equipment - 0.0%

 CAD

 968,163

 AAA / NR

 Ford Auto Securitization Trust, 1.793%, 9/15/13

 $

 1,009,305

 CAD

 2,000,000

 AAA / NR

 Ford Auto Securitization Trust, 2.431%, 11/17/14

 2,077,518

 $

 3,086,823

 Automobile Manufacturers - 0.1%

 1,900,000

 BBB / Baa1

 AMCAR, 4.2%, 11/8/16

 $

 1,969,282

 1,600,000

 BBB / Baa1

 AmeriCredit Automobile Receivables Trust, 4.04%, 7/10/17

 1,589,431

 $

 3,558,713

 Total Automobiles & Components

 $

 6,645,536

 Telecommunication Services - 0.6%

 Wireless Telecommunication Services - 0.6%

 7,920,000

 NR / A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 $

 8,104,794

 9,350,000

 NR / NR

 GTP Acquisition Partners I LLC, 7.628%, 6/15/16

 9,490,250

 3,250,000

 NR / NR

 Richland Towers Funding LLC/ Seattle Funding, 7.87%, 3/15/16

 3,232,114

 6,600,000

 NR / NR

 WCP Wireless Site Funding LLC, 6.829%, 11/15/15

 6,703,821

 $

 27,530,979

 Total Telecommunication Services

 $

 27,530,979

 Retailing - 0.1%

 Automotive Retail - 0.1%

 3,014,775

 NR / Baa2

 U-Haul S Fleet LLC, 4.899%, 10/25/17

 $

 3,127,829

 Total Retailing

 $

 3,127,829

 Banks - 2.8%

 Diversified Banks - 0.1%

 583,000

 2.14

 BB+ / Ba1

 Alfa Div Payment Rights Fin, Floating Rate Note, 12/15/11 (144A)

 $

 579,324

 DKK

 818

 AAA / Aa1

 Nykredit Realkredit, 6.0%, 10/1/29

 170

 DKK

 37,975

 AAA / Aa1

 Nykredit Realkredit, 7.0%, 7/1/32

 8,095

 2,419,756

 AAA / NR

 Wells Fargo Home Equity Trust, 0.6415%, 12/25/35

 2,228,934

 1,483,000

 AAA / Aa2

 Wells Fargo Home Equity Trust, 0.66344%, 11/25/35

 1,296,952

 1,169,410

 4.53

 AAA / Aaa

 Wells Fargo Home Equity Trust, Floating Rate Note, 11/25/35

 1,138,470

 $

 5,251,945

 Thrifts & Mortgage Finance - 2.6%

 3,127,562

 AAA / Aaa

 321 Henderson Receivables I, 3.82%, 12/15/48

 $

 3,091,528

 1,898,009

 1.09

 AA+ / Baa2

 ACE 2004-HE4 M1, Floating Rate Note, 12/25/34

 1,434,969

 1,205,044

 CCC / B2

 ACE Securities Corp., 0.29606%  082536

 1,139,026

 1,717,325

 BBB+ / A2

 ACE Securities Corp., 6.5%, 8/15/30

 1,788,264

 2,360,377

 0.26

 CCC / Caa3

 Ace Securities Corp., Floating Rate Note, 1/25/37

 825,976

 1,078,616

 0.61

 AAA / NR

 ACE Securities Corp., Floating Rate Note, 8/25/45

 1,014,212

 6,755,676

 AAA / Aa1

 Ameriquest Mortgage Securities, Inc., 0.5625%, 11/25/34

 6,181,620

 1,521,845

 0.45

 B- / Caa3

 Amortizing Residential Collateral Trust, Floating Rate Note, 1/25/32

 559,118

 1,618,377

 AA / A3

 Bear Stearns Asset Backed Securities Trust, 1.0626%, 12/25/33

 1,371,355

 1,584,823

 5.94

 A / Ba1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 1/25/37

 1,483,849

 2,134,684

 1.24

 AAA / Aa1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 2/25/36

 2,034,983

 4,400,000

 BB- / A2

 Bear Stearns Asset Backed Securities Trust, 1.244%, 10/25/34

 3,102,981

 448,617

 0.25

 AAA / Baa1

 BSABS 2005-3 A1, Floating Rate Note, 9/25/35

 431,995

 1,856,922

 3.58

 CCC / B1

 BSABS 2006-4 A1, Floating Rate Note, 10/25/33

 1,766,501

 983,474

 0.24

 AAA / Baa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 1/25/37

 970,534

 850,966

 0.24

 AA / Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/32

 773,900

 888,425

 0.68

 AA+ / Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 846,498

 1,304,308

 0.68

 AA / Aa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 1,296,910

 2,320,382

 0.29

 AAA / Ba1

 Carrington Mortgage Loan Trust, Floating Rate Note, 7/25/36

 2,193,703

 574,801

 0.59

 AAA / Baa3

 Carrington Mortgage Loan Trust, Floating Rate Note, 9/25/35

 512,299

 8,100,000

 5.94

 A / B1

 CitiCorp. Residential Mortgage, Floating Rate Note, 7/25/36

 7,916,438

 6,000,000

 AAA / B2

 CitiCorp. Residential Mortgage Securities, 5.892%, 3/25/37

 5,735,670

 7,600,000

 AAA / B2

 CitiCorp. Residential Mortgage Securities Inc., 5.775%, 9/25/36

 7,469,303

 2,152,467

 0.60

 AA+ / Aa1

 Citigroup Mortgage Loan Trust, Floating Rate Note, 7/25/35

 2,068,583

 2,086,668

 B / Caa1

 Citigroup Mortgage Loan Trust Inc., 0.32375%, 7/254/5

 1,707,212

 2,150,000

 A+ / NR

 Citigroup Mortgage Loan Trust, Inc., 1.0115%, 5/25/35

 1,678,957

 3,103,897

 0.72

 BBB / Ba1

 Countrywide Asset Backed Certificates, Floating Rate Note, 10/25/35

 3,058,422

 4,485,000

 0.74

 AA+ / A3

 Countrywide Asset Backed Certificates, Floating Rate Note, 11/25/35

 4,109,256

 3,189,577

 BBB+ / B2

 Countrywide Asset-Backed Certificates, 0.50875%, 6/25/36

 2,671,166

 1,951,000

 0.65

 AA+ / Aa2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/35

 1,799,544

 1,572,991

 0.65

 AA+ / Aa1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/35

 1,547,301

 2,059,364

 0.61

 B+ / B3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/37

 1,309,154

 188,579

 0.74

 AA- / Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/36

 175,172

 2,061,227

 0.62

 BB+ / B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/36

 1,753,236

 2,419,174

 0.63

 BB- / Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36

 2,131,581

 1,600,000

 6.25

 AA / B1

 Credit-Based Asset Servicing, Floating Rate Note, 10/25/36

 1,593,302

 1,859,876

 6.21

 B- / B1

 Credit-Based Asset Servicing, Floating Rate Note, 4/25/37

 1,367,714

 3,211,916

 5.68

 B+ / Ba1

 CWL 2006-15 A2, Floating Rate Note, 10/25/46

 3,135,614

 1,027,121

 AAA / Aaa

 Equity One Asset Backed, Inc., STEP, 4/25/34

 1,023,975

 703,617

 0.89

 AAA / Caa2

 FBR Securitization Trust, Floating Rate Note, 10/25/35

 413,682

 2,201,941

 AAA / A1

 FBR Securitization Trust, 2.76188%  092535

 2,082,244

 2,700,000

 0.70

 AAA / Baa1

 First Franklin Mortgage, Floating Rate Note, 9/25/35

 2,359,676

 975,241

 2.76

 AA+ / NR

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note,  3/25/35

 937,054

 1,075,389

 0.73

 AAA / Aaa

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/24/34

 1,017,631

 174,705

 0.30

 A / A2

 Fremont Home Loan Trust, Floating Rate Note, 2/25/36

 173,233

 3,900,000

 0.72

 AA+ / A1

 GSAA Trust, Floating Rate Note, 6/25/35

 3,739,308

 228,588

 0.62

 B- / Caa2

 GSAA Trust, Floating Rate Note, 7/25/37

 214,802

 865,534

 0.64

 B- / B3

 Gsamp Trust, Floating Rate Note, 1/25/37

 777,893

 876,248

 0.57

 A / A2

 GSAMP Trust, Floating Rate Note, 3/25/35

 834,944

 1,400,535

 0.56

 AA- / Ba2

 GSAMP Trust, Floating Rate Note, 8/25/36

 1,337,910

 3,050,000

 AA / NR

 LEAF II Receivables, 4.9%, 3/20/13

 3,024,380

 2,476,317

 1.04

 CC / Ca

 Lehman XS Trust., Floating Rate Note, 12/25/35

 674,244

 1,677,121

 0.25

 B / Caa1

 Morgan Stanley ABS C, Floating Rate Note, 10/25/36

 1,495,359

 870,702

 0.25

 B / Ba3

 Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/36

 828,372

 94,561

 0.27

 A / Baa1

 Morgan Stanley Capital Trust, Floating Rate Note, 8/25/36

 94,358

 2,276,284

 0.29

 BB- / Ba3

 Morgan Stanley Home Equity Loan, Floating Rate Note, 4/25/37

 2,133,800

 4,282,506

 0.45

 AAA / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 4,041,551

 798,098

 0.47

 A / Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 779,678

 1,855,000

 0.67

 AA+ / A3

 RASC 2005-KS7 M1, Floating Rate Note,  8/25/35

 1,771,477

 2,150,000

 5.50

 AA / Ba1

 Residential Asset Mortgage, Products, Inc., Floating Rate Note, 7/25/35

 1,909,144

 1,599,500

 5.50

 AAA / Baa2

 Residential Asset Mortgage, Products, Inc., Floating Rate Note, 10/25/35

 1,396,523

 2,583,632

 AAA / Aaa

 Residential Asset Securities Corp., 0.7315% 12/25/34

 2,418,184

 193,621

 0.67

 AAA / Ba1

 Residential Asset Securities, Floating Rate Note, 1/25/36

 178,254

 396,837

 0.77

 BBB+ / Ba1

 Residential Asset Securities, Floating Rate Note, 4/25/36

 357,284

 374,344

 6.00

 AAA / Baa2

 Structured Asset Securities Co., Floating Rate Note, 2/25/35

 374,504

 1,300,000

 AA / Ba2

 Structured Asset Securities Corp., 0.39375%, 3/25/37

 1,067,546

 152,899

 AAA / Baa2

 Structured Asset Securities Corp., 4.51%, 2/25/35

 153,034

 649,828

 0.31

 AAA / Baa3

 SVHE 2007-NS1 A1, Floating Rate Note, 1/25/37

 633,010

 516,724

 NR / B1

 UCFC Manufactured Housing Cont, 6.995%, 4/15/29

 535,151

 $

 122,826,051

 Total Banks

 $

 128,077,996

 Diversified Financials - 1.1%

 Consumer Finance - 0.1%

 275,829

 0.32

 BB- / Baa1

 Indymac Residential Asset Back, Floating Rate Note, 4/25/47

 $

 273,061

 3,800,000

 0.60

 B / A3

 Novastar Home Equity Loan, Floating Rate Note, 1/25/36

 3,208,351

 626,327

 0.44

 A / Ba3

 Specialty Underwriting & Residential Finance, Floating Rate Note, 9/25/36

 601,318

 $

 4,082,730

 Diversified Finance Services - 0.3%

 2,431,595

 0.44

 AA / Aa2

 Asset Backed Securities Corp., Floating Rate Note, 4/25/35

 $

 2,359,204

 1,770,094

 B / B1

 Ellington Loan Acquisition Trust, 1.0625%, 5/27/37

 1,611,593

 1,359,728

 0.99

 B+ / Ba2

 Ellington Loan Acquisition Trust, Floating Rate Note, 5/25/37

 1,217,061

 701,095

 B / B1

 Ellington Loan Acquisition Trust, 1.26375%, 5/26/37

 628,237

 1,370,640

 0.89

 AAA / Aa1

 Home Equity Asset Trust, Floating Rate Note, 12/25/35

 1,259,890

 1,850,000

 0.89

 A / A2

 Irwin Home Equity Co., Floating Rate Note, 4/25/30

 1,454,627

 475,927

 5.43

 BBB+ / Ba1

 JP Morgan Mortgage Acquisition, Floating Rate Note,  5/25/24

 480,663

 691,801

 5.71

 AAA / A1

 JP Morgan Mortgage Acquisition, Floating Rate Note, 12/25/35

 625,284

 719,499

 BBB / Baa2

 Power Receivables Finance, LLC 6.29%, 1/1/12 (144A)

 720,543

 2,900,000

 A / NR

 Prestige Auto Receivables Trust, 3.9%, 7/16/18

 2,919,459

 4,452,230

 A / NR

 Sierra Receivables Funding Co., 3.35%, 6/20/18

 4,464,298

 $

 17,740,859

 Specialized Finance - 0.7%

 6,454,760

 0.46

 AA+ / A1

 Aegis Asset Backed Securities, Floating Rate Note, 3/25/12

 $

 5,656,771

 16,795,000

 BBB- / Baa3

 Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37

 17,004,938

 6,400,000

 BB / Aaa

 Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37

 6,528,000

 4,100,000

 AA / Aa3

 Mastr Asset Backed Security Trust, 0.79718% 3/25/35

 3,642,932

 584,402

 AA+ / Aa1

 Mastr Asset Backed Security Trust, 0.67375%, 5/25/35

 569,583

 $

 33,402,224

 Total Diversified Financials

 $

 55,225,813

 Real Estate - 0.7%

 Mortgage Real Estate Investment Trusts - 0.7%

 4,100,000

 A+ / NR

 FREMF Mortgage Trust, 4.437%, 11/25/17

 $

 4,005,656

 4,675,000

 A- / NR

 FREMF Mortgage Trust, 4.437%, 11/25/17

 4,471,117

 2,400,000

 A+ / NR

 FREMF Mortgage Trust, 4.569%, 12/25/48

 2,263,229

 4,900,000

 NR / NR

 FREMF Mortgage Trust, 4.598%, 11/25/49

 4,646,165

 6,175,000

 NR / A3

 FREMF Mortgage Trust, 4.77055%, 4/25/44

 5,964,664

 4,440,000

 NR / NR

 FREMF Mortgage Trust, 5.163344%, 9/25/45

 4,375,583

 1,950,000

 A+ / NR

 FREMF Mortgage Trust, 5.237%, 9/25/43

 1,934,890

 3,000,000

 A+ / A3

 FREMF Mortgage Trust, 5.434669%, 4/25/20

 3,060,197

 3,460,000

 5.23

 NR / A3

 FREMF Mortgage Trust, Floating Rate Note, 1/25/46

 3,241,103

 $

 33,962,604

 Total Real Estate

 $

 33,962,604

 Government - 0.0%

 725,922

 0.00

 AAA / Aaa

 Freddie Mac, 5.0%, 8/15/35

 $

 760,961

 Total Government

 $

 760,961

 TOTAL ASSET BACKED SECURITIES

 (Cost  $285,077,138)

 $

 298,618,900

 COLLATERALIZED MORTGAGE OBLIGATIONS - 12.1%

 Materials - 0.1%

 Forest Products - 0.1%

 6,475,000

 0.00

 BB / B1

 T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)

 $

 6,889,096

 750,000

 0.00

 AAA / Aa1

 TSTAR 2006-1A A, 5.668%, 10/15/36

 810,022

 $

 7,699,118

 Total Materials

 $

 7,699,118

 Banks - 8.2%

 Thrifts & Mortgage Finance - 8.1%

 820,135

 0.00

 NR / Aaa

 American General Mortgage Loan, 5.15%, 3/25/40

 $

 844,537

 4,401,571

 NR / Ba3

 Banc of America Alternative Loan Trust, 5.5%, 1/25/20

 4,431,330

 2,216,658

 NR / Baa1

 Banc of America Alternative Loan Trust, 4.75%, 2/25/19

 2,259,710

 6,840,769

 NR / Ba2

 Banc of America Alternative Loan Trust, 5.0%, 7/25/19

 6,916,715

 1,011,656

 NR / B2

 Banc of America Alternative Loan Trust, 6.0%, 11/25/34

 1,046,645

 1,515,142

 NR / Baa3

 Banc of America Alternative Loan Trust, 6.0%, 3/25/34

 1,553,004

 2,263,679

 NR / B2

 Banc of America Alternative Loan Trust, 6.0%, 4/25/34

 2,209,677

 5,414,028

 NR / B2

 Banc of America Alternative Loan Trust, 5.25%, 5/25/19

 5,475,326

 6,275,145

 AAA / Aa3

 Banc of America Alternative Loan Trust, 5.75%, 4/25/33

 6,563,820

 766,369

 AAA / B3

 Banc of America Alternative Loan Trust, 5.0%, 4/25/19

 774,943

 3,972,350

 NR / Baa2

 Banc of America Alternative Loan Trust, 5.5%, 9/25/33

 4,099,346

 5,234,319

 BB- / A

 Banc of America Funding Corp., 0.4013%,  9/25/36

 4,983,071

 4,723,796

 B- / B1

 Banc of America Funding Corp., 5.75%, 10/25/35

 4,742,313

 2,433,270

 AAA / NR

 Banc of America Funding Corp., 5.5%, 1/25/36

 2,504,064

 2,441,141

 AAA / Aaa

 Bayview Commercial Asset Trust, 0.67375%, 4/25/34

 2,132,917

 36,577,942

 AAA / A1

 Bayview Commercial Asset Trust, 2.65868%, 7/25/37

 3,120,098

 59,648,398

 AA / A3

 Bayview Commercial Asset Trust, 2.83149%, 9/25/37

 5,368,356

 18,424,029

 2.93

 AAA / Aaa

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/36

 740,646

 6,301,680

 0.55

 AA / A3

 Bayview Commercial Asset Trust, Floating Rate Note, 9/25/37

 4,625,288

 1,888,000

 AAA / A2

 BCAP LLC Trust, 5.0%, 11/25/36

 1,925,048

 2,449,862

 0.24

 AAA / Baa2

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 8/25/33

 2,332,489

 642,486

 2.86

 AAA / Baa3

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 8/25/33

 556,375

 2,054,520

 2.53

 A- / B1

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 8/25/35

 1,966,804

 1,893,886

 3.58

 AAA / A2

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 11/25/34

 1,813,020

 2,200,000

 0.55

 NR / Aaa

 CFCRE Commercial Mortgage Trust, Floating Rate Note, 4/15/44

 2,233,314

 3,900,000

 5.94

 NR / A2

 CFCRE Commercial Mortgage Trust , Floating Rate Note, 4/51/44

 3,923,070

 2,795,621

 1.24

 AAA / A1

 Chase Mortgage Finance Corp., Floating Rate Note, 2/25/37

 2,812,160

 1,478,495

 AAA / A3

 Chase Mortgage Finance Corp., 5.0%, 10/25/33

 1,498,414

 6,006,539

 NR / Ba3

 Chase Mortgage Finance Corp., 5.5%, 5/25/35

 5,809,776

 3,956,340

 AAA / Aaa

 Citigroup Commercial Mortgage Trust, 4.639%, 5/15/43

 3,979,484

 3,315,938

 0.59

 A- / NR

 Citigroup Mortgage Loan Trust, Floating Rate Note, 9/25/35

 3,106,809

 1,400,000

 CCC+ / NR

 Commercial Mortgage Pass Through Certificates, 6.85%, 8/15/33

 1,348,955

 4,292,037

 AAA / B2

 Countrywide Alternative Loan Trust, 5.5%, 1/25/35

 4,348,095

 6,062,422

 AAA / NR

 Countrywide Alternative Loan Trust, 5.5%, 8/25/34

 5,643,212

 3,235,619

 AAA / Ba2

 Countrywide Alternative Loan Trust, 5.5%, 4/25/34

 3,267,373

 2,149,647

 AAA / B3

 Countrywide Alternative Loan Trust, 5.5%, 6/25/35

 2,058,070

 1,843,713

 B / Caa1

 Countrywide Alternative Loan Trust, 5.25%, 8/25/35

 1,777,754

 1,683,800

 0.38

 AAA / Baa3

 Countrywide Alternative Loan Trust, Floating Rate Note, 3/25/34

 1,602,690

 3,641,035

 AAA / Aa3

 Countrywide Alternative Loan Trust, 4.25%, 9/25/33

 3,671,605

 3,403,019

 AAA / B2

 Countrywide Alternative Loan Trust, 4.75%, 10/25/33

 3,414,075

 5,884,496

 AAA / NR

 Countrywide Alternative Loan Trust, 5.25%, 9/25/33

 6,055,770

 3,754,022

 A- / Caa2

 Countrywide Alternative Loan Trust, 5.5%, 3/25/35

 3,267,973

 6,719,035

 AAA / NR

 Countrywide Alternative Loan Trust, 5.75%, 12/25/33

 6,919,248

 1,946,354

 AAA / Ba1

 Countrywide Alternative Loan Trust, 5.75%, 3/25/34

 1,852,399

 3,614,110

 B- / Ba1

 Countrywide Alternative Loan Trust, 4.5%, 9/25/35

 3,369,673

 40,344

 5.25

 AA / B1

 Countrywide Home Loans, Floating Rate Note, 9/25/33

 32,757

 1,476,896

 0.56

 CC / C

 DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45

 578,292

 3,900,000

 A / A2

 Extended Stay America Trust, 4.8603%, 11/5/27

 3,893,378

 2,170,113

 NR / Baa1

 First Horizon Asset Securities, 5.6329%, 10/25/34

 2,229,125

 782,806

 2.76

 AAA / Ba2

 First Horizon Asset Securities, Floating Rate Note, 4/25/35

 711,072

 2,915,486

 BBB- / NR

 First Horizon Asset Securities Inc., 2.86909%, 6/25/35

 2,419,273

 2,758,752

 BBB / NR

 First Horizon Asset Securities Inc., 5.5%, 10/25/35

 2,750,369

 3,309,441

 A- / NR

 First Horizon Asset Securities Inc., 6.0%, 5/25/36

 3,294,336

 1,915,732

 NR / Baa1

 GE Capital Commercial Mortgage Corp., 7.4233%, 1/15/33

 1,904,630

 557,944

 4.43

 AAA / Ba3

 Global Tower Partners Acquisition, Floating Rate Note, 10/25/44

 449,015

 3,900,000

 7.87

 BBB+ / Baa2

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/36

 3,810,579

 1,925,000

 A / A2

 GMAC Commercial Mortgage Securities, Inc., 5.307%, 4/10/40

 1,921,344

 2,169,000

 5.31

 B+ / NR

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/40

 2,100,143

 4,750,000

 NR / NR

 GS Mortgage Securities Corp. II, 4.209%, 2/10/21

 4,792,750

 469,851

 4.72

 AAA / Aa3

 Harborview Mortgage Loan Trust, Floating Rate Note, 4/19/34

 477,274

 1,469,654

 0.55

 NR / Aaa

 IMPAC CMB TRUST, Floating Rate Note, 11/25/35

 1,188,885

 452,250

 0.61

 AAA / Baa2

 Impac Cmb Trust, Floating Rate Note, 9/25/34

 341,011

 1,747,729

 0.66

 AAA / Aaa

 Impac Securities Assets Corp., Floating Rate Note, 5/25/36

 1,619,633

 4,400,000

 AAA / NR

 JP Morgan Chase Commercial Mortgage Securities Corp., 3.6159%, 11/15/43

 4,298,616

 1,300,000

 5.50

 A / NR

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/20

 1,263,988

 1,800,000

 NR / Baa3

 JP Morgan Chase Commercial Mortgage Securities Corp., 5.53853%, 7/12/37

 1,390,148

 3,312,281

 NR / B2

 JP Morgan Mortgage Trust, 5.345285%, 10/25/35

 3,197,504

 4,550,000

 3.23

 NR / B2

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/35

 4,212,131

 3,791,888

 5.36

 B+ / B1

 JP Morgan Mortgage Trust, Floating Rate Note, 11/25/35

 3,644,061

 604,445

 5.45

 AAA / Ba1

 JP Morgan Mortgage Trust, Floating Rate Note, 7/25/35

 591,822

 4,140,887

 AAA / Ba2

 JP Morgan Mortgage Trust, 6.0%, 8/25/34

 3,861,000

 2,576,412

 A+ / Aa3

 Lehman Brothers Small Balance Commercial, 0.45344%, 9/25/36

 1,898,871

 3,450,499

 AAA / A3

 Lehman Brothers Small Balance Commercial, 5.41%, 12/25/36

 3,394,679

 1,644,165

 AAA / Aa1

 Lehman Brothers Small Balance, Floating Rate Note, 10/25/37

 1,558,449

 734,940

 2.30

 D / C

 Luminent Mortgage Trust, Floating Rate Note, 7/25/36

 15,304

 5,670,002

 AAA / NR

 MASTR Alternative Loans Trust, 5.5%, 2/25/35

 5,835,969

 2,123,861

 AA- / NR

 MASTR Alternative Loans Trust, 5.5%, 1/25/35

 2,169,798

 4,153,468

 AA / NR

 MASTR Alternative Loans Trust, 5.5%, 10/25/19

 4,238,398

 5,430,641

 AAA / AAA

 Mastr Alternative Loans Trust, 6.0%, 7/25/34

 5,486,310

 2,415,550

 AAA / NR

 MASTR Alternative Loans Trust, 6.044944%, 1/25/35

 2,482,098

 1,539,712

 AAA / Aa3

 MASTR Alternative Loans Trust, 6.5%, 6/25/33

 1,608,557

 3,935,121

 5.50

 BBB / NR

 Mastr Seasoned Securities Trust, Floating Rate Note, 9/25/32

 4,128,205

 1,041,225

 AAA / Aaa

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 1,052,352

 3,650,000

 A+ / NR

 Merrill Lynch Mortgage Trust, 5.334%, 11/12/35

 3,719,753

 685,241

 5.33

 AAA / Aaa

 Merrill Lynch/Countrywide Comm, Floating Rate Note, 2/12/39

 684,910

 3,569,069

 5.45

 AAA / Baa2

 MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29

 3,285,382

 10,800,000

 NR / NR

 Morgan Stanley Reremic Trust, 5.0%, 11/26/36

 10,503,000

 5,382,249

 NR / Aa3

 PHH Mortgage Capital, 6.6%, 12/25/27

 5,316,521

 1,599,799

 0.44

 AA / Aa2

 Residential Asset Mortgage Products, Inc., Floating Rate Note, 10/25/31

 1,271,970

 7,502,024

 AAA / NR

 Residential Asset Securitization Trust, 5.5%, 7/25/35

 7,029,816

 3,462,308

 A+ / NR

 Residential Asset Securitization Trust, 5.5%, 2/25/35

 3,491,083

 3,302,770

 AAA / Baa3

 Residential Funding Mortgage Securities I, 5%, 5/25/18

 3,430,393

 1,128,729

 BBB / NR

 Residential Funding Mortgage Securities I, 5.5%, 8/25/35

 1,146,756

 378,430

 0.39

 BBB / Aa3

 SAMI 2007-AR4 A1, Floating Rate Note, 9/25/47

 363,286

 2,282,051

 0.61

 AAA / Baa2

 Sequoia Mortgage Trust, Floating Rate Note, 10/20/2034

 2,034,241

 1,925,438

 0.53

 AAA / Baa2

 Sequoia Mortgage Trust, Floating Rate Note, 3/20/35

 1,574,544

 1,599,027

 0.41

 AAA / Baa1

 Sequoia Mortgage Trust, Floating Rate Note, 9/20/33

 1,460,754

 1,468,846

 AAA / Ba3

 Sequoia Mortgage Trust, 0.41295%, 5/20/35

 1,261,205

 1,367,879

 AAA / Ba1

 Sequoia Mortgage Trust, 0.56295%, 9/20/34

 1,218,134

 5,718,093

 A / B2

 Structured Asset Securities Corp., 5.0%, 5/25/35

 5,624,648

 4,226,920

 4.44

 AAA / A1

 Structured Asset Securities Corp., Floating Rate Note, 5/25/24

 4,013,271

 2,533,879

 CCC / Caa2

 Structured Asset Securities Corp., 6.0%, 8/25/35

 2,198,102

 6,497,755

 AAA / Ba1

 Thornburg Mortgage Securities Trust, 4.1376%, 3/25/44

 6,435,669

 4,522,704

 AAA / Aaa

 Wachovia Bank Commercial Mortgage Trust, 4.957%, 8/15/35

 4,520,337

 3,500,000

 BB+ / Baa3

 Wachovia Bank Commercial Mortgage Trust, 5.368%, 11/15/48

 2,957,154

 3,600,000

 A+ / NR

 Wachovia Bank Commercial Mortgage Trust, 5.606%, 4/15/35

 3,665,657

 1,078,959

 BB / NR

 WaMu Mortgage Pass Through Certificates, 4.82069%, 9/25/35

 1,041,377

 5,351,009

 AAA / Baa3

 WaMu Mortgage Pass Through Certificates, 2.578211%, 6/25/34

 5,199,752

 967,973

 2.58

 A / NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 3/25/35

 887,879

 2,950,000

 2.78

 BB- / NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 8/25/35

 2,699,893

 7,695,200

 AAA / NR

 WaMu Mortgage Pass Through Certificates, 2.73272%,  1/25/35

 7,389,809

 1,156,006

 BB / NR

 WaMu Mortgage Pass Through Certificates, 2.77149%, 9/25/35

 1,000,572

 2,026,900

 CCC / NR

 WaMu Mortgage Pass Through Certificates, 5.56151%, 12/25/36

 1,774,318

 2,766,963

 2.77

 AAA / Caa1

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 4/25/45

 2,292,172

 4,600,000

 NR / A2

 Wells Fargo Commercial Mortgage Trust, 5.5897%, 11/15/43

 4,492,216

 1,428,702

 A / B1

 Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35

 1,425,976

 737,317

 AAA / Aaa

 Wells Fargo Mortgage Backed Securities Trust, 4.5%, 7/25/19

 748,939

 1,485,862

 4.50

 AAA / Aa1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/34

 1,471,178

 5,206,729

 5.59

 AAA / B1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/35

 4,960,383

 1,926,067

 5.75

 AAA / Aa1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/35

 1,862,073

 1,463,675

 0.59

 AAA / A1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 11/25/33

 1,449,489

 1,128,206

 4.74

 NR / Baa3

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/35

 1,109,974

 581,469

 5.39

 AAA / A2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 6/25/34

 558,769

 2,643,094

 7.50

 B+ / Aaa

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 9/25/35

 2,593,805

 2,852,833

 AAA / Ba1

 Wells Fargo Mortgage Backed Securities Trust, 4.75%, 10/25/18

 2,935,819

 1,200,000

 NR / A2

 Wells Fargo Mortgage Backed Securities Trust, 5.392%, 2/15/44

 1,127,103

 5,632,273

 AA / NR

 Wells Fargo Mortgage Backed Securities Trust, 2.808194%, 6/25/35

 4,929,247

 1,011,779

 AAA / A2

 Wells Fargo Mortgage Backed Securities Trust, 4.5%, 5/25/34

 1,017,210

 8,886,754

 NR / B1

 Wells Fargo Mortgage Backed Securities Trust, 4.832239%, 3/25/36

 8,606,111

 14,589,787

 NR / B1

 Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36

 14,079,130

 $

 388,647,367

 Total Banks

 $

 388,647,367

 Diversified Financials - 3.1%

 Asset Management & Custody Banks - 0.0%

 2,143,554

 5.13

 NR / NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37

 $

 2,091,768

 Consumer Finance - 0.2%

 234,604

 NR / A2

 GMAC Mortgage Corp. Loan Trust, 4.25%, 7/25/40

 $

 235,598

 2,278,436

 B / NR

 GMAC Mortgage Corp. Loan Trust, 4.9884%, 5/25/35

 2,077,847

 2,104,123

 AAA / Aaa

 GMAC Mortgage Corp. Loan Trust, 5.5%, 11/25/33

 2,125,114

 3,519,962

 5.67

 A+ / B2

 GMAC Mortgage Corp. Loan Trust, Floating Rate Note, 3/18/35

 3,310,623

 $

 7,749,182

 Diversified Finance Services - 2.7%

 3,915,000

 A+ / Baa2

 American Tower Trust, 5.9568%, 4/15/14

 $

 4,168,882

 4,847,388

 5.75

 AAA / A2

 Banc of America Mort , Floating Rate Note, 9/25/33

 4,794,276

 3,417,668

 AAA / Ba1

 Banc of America Mortgage Securities, 4.75%, 10/25/20

 3,307,964

 5,062,671

 2.86

 NR / Ba3

 Banc of America Mortgage Securities, Floating Rate Note, 5/25/35

 4,945,561

 1,676,001

 AAA / NR

 Banc of America Mortgage Securities, 5.5%, 2/25/34

 1,711,606

 9,309,573

 AAA / NR

 Banc of America Mortgage Securities, 5.75%, 1/25/35

 9,523,330

 8,950,945

 5.50

 AAA / Baa3

 Banc of America Mortgage Securities, Floating Rate Note, 10/25/33

 8,608,420

 2,153,592

 5.75

 AAA / NR

 Banc of America Mortgage Securities, Floating Rate Note, 9/25/35

 2,064,862

 2,759,696

 2.50

 AAA / A1

 Bear Stearns Alt-A Trust, Floating Rate Note, 12/25/33

 2,579,151

 812,045

 B+ / Caa1

 Chaseflex Trust, 5.0%, 5/25/20

 752,915

 1,054,682

 BBB / Ba1

 CitiCorp. Mortgage Securities, Inc., 5.5%, 2/25/22

 1,041,548

 9,023,964

 B / B2

 CitiCorp. Mortgage Securities, Inc., 5.5%, 11/25/35

 9,053,544

 8,700,000

 NR / NR

 Credit Suisse Mortgage Capital Certificates, 4.25%, 6/25/50

 8,529,293

 1,841,125

 NR / B3

 Credit Suisse Mortgage Capital Certificates, 5.0%, 4/25/37

 1,754,017

 4,200,000

 BBB / Aa1

 Credit Suisse Mortgage Capital Certificates, 5.343%, 12/15/39

 4,040,707

 2,950,000

 A / A2

 DBUBS Mortgage Trust, 5.55709%, 1/1/21

 2,818,530

 895,000

 NA / B2

 Global Tower Partners Acquisition, 7.87%, 5/15/37

 917,964

 2,845,320

 CCC / NR

 J.P. Morgan Alternative Loan Trust, 6.0%, 3/25/36

 2,238,584

 4,594,099

 CCC / NR

 JP Morgan Alternative Loan Trust, 5.5%, 3/25/36

 3,323,445

 2,093,482

 3.50

 NR / NR

 La Hipotecaria SA, Floating Rate Note, 9/8/39

 2,094,136

 4,920,000

 NR / A2

 LSTAR Commercial Mortgage Trust, 5.7457%, 6/25/43

 4,182,384

 4,616,135

 5.33

 AAA / NR

 Merrill Lynch Mortgage Investors, Floating Rate Note, 2/25/35

 4,367,163

 3,500,000

 BBB- / A3

 Morgan Stanley Capital, 0.919%, 12/15/20

 3,171,336

 2,350,000

 BBB+ / A2

 Morgan Stanley Capital I, 0.798%, 12/15/20

 2,151,121

 4,756,289

 A / NR

 Nomura Resecuritization Trust, 5.235%, 3/26/36

 4,720,617

 5,661,347

 0.79

 AAA / B2

 RALI 2004-QS16 1A1, Floating Rate Note, 12/25/34

 5,728,496

 7,762,053

 AAA / NR

 Residential Accredit Loans, Inc., 6.0%, 10/25/34

 7,876,776

 866,910

 AAA / Aa3

 Residential Accredit Loans, Inc., 5.0%, 1/25/33

 876,465

 5,574,877

 NR / Ba3

 Residential Accredit Loans, Inc., 5.0%, 8/25/18

 5,624,705

 1,174,009

 AAA / A3

 Residential Accredit Loans, Inc., 5.25%, 6/25/33

 1,099,458

 1,044,948

 AAA / Aaa

 Residential Accredit Loans, Inc., 5.5%, 9/25/32

 1,061,427

 2,000,000

 AAA / Baa3

 Residential Accredit Loans, Inc., 5.75%, 4/25/34

 2,013,800

 2,209,542

 5.50

 AAA / Baa2

 Residential Accredit Loans, Inc., Floating Rate Note, 4/25/34

 2,073,387

 6,199,489

 NR / B2

 Residential Accredit Loans, Inc., 5.0%, 3/25/20

 5,978,049

 $

 129,193,919

 Investment Banking & Brokerage - 0.2%

 3,000,000

 BBB+ / A3

 Bear Stearns Commercial Mortgage Securities, 5.760%, 9/11/38

 $

 2,805,911

 4,400,000

 2.86

 BBB+ / Baa2

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 10/15/36

 4,392,146

 $

 7,198,057

 Specialized Finance - 0.0%

 894,294

 AAA / NR

 CW Capital Cobalt Ltd., 5.174%,  8/15/48

 $

 914,382

 156,148

 0.78

 AA+ / Caa1

 INDX 2004-AR1 2A, Floating Rate Note, 4/25/34

 110,579

 $

 1,024,961

 Total Diversified Financials

 $

 147,257,887

 Real Estate - 0.4%

 Mortgage Real Estate Investment Trusts - 0.4%

 5,634,941

 AAA / B1

 American Home Mortgage Investment Trust, 2.465%, 6/25/45

 $

 5,174,708

 2,624,587

 CCC / NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20

 2,566,022

 4,585,000

 BBB+ / B1

 Credit Suisse First Boston Mortgage Securities Corp., 6.006%, 11/15/36

 4,460,661

 2,700,000

 4.62

 BBB+ / Baa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 5/15/38

 2,510,809

 1,200,000

 5.34

 A- / A3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 5/15/38

 1,149,228

 703,573

 5.00

 D / Caa3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note,  9/25/34

 313,413

 3,378,021

 BB / Caa1

 Deutsche ALT-A Securities, Inc., 5.5%, 11/25/35

 2,886,799

 $

 19,061,640

 Total Real Estate

 $

 19,061,640

 Government - 0.3%

 Government - 0.3%

 1,700,418

 BBB- / NR

 GSR Mortgage Loan Trust, 2.911%, 1/25/35

 $

 1,589,430

 1,085,061

 NR / B3

 GSR Mortgage Loan Trust, 5.5%, 8/25/21

 1,034,186

 1,052,835

 BBB+ / NR

 GSR Mortgage Loan Trust, 5.7199%, 2/25/34

 920,760

 10,695,279

 2.79

 AAA / BB

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 10,165,146

 $

 13,709,522

 Total Government

 $

 13,709,522

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $579,278,061)

 $

 576,375,534

 CORPORATE BONDS - 43.0%

 Energy - 5.1%

 Coal & Consumable Fuels - 0.6%

 4,260,000

 BB / Ba3

 Alpha Natural Resources, 6.0%, 6/1/19

 $

 4,249,350

 1,860,000

 BB / Ba3

 Alpha Natural Resources, 6.25%, 6/1/21

 1,869,300

 7,100,000

 B+ / B1

 Arch Coal, Inc., 7.0%, 6/15/19

 7,082,250

 5,770,000

 BB- / B1

 Berau Capital Resources, 12.5%, 7/8/15 (144A)

 6,743,688

 3,550,000

 BB / Ba3

 Bumi Capital Pte Ltd., 12.0%, 11/10/16 (b)

 4,135,750

 2,425,000

 BB / Ba3

 Bumi Investment Pte Ltd., 10.75%, 10/6/17 (b)

 2,755,285

 $

 26,835,623

 Oil & Gas Drilling - 0.4%

 NOK

 9,500,000

 NR / NR

 Aker Drilling AS/OLD, 9.53%, 2/24/16

 $

 1,730,258

 3,677,821

 NR / NR

 DDI Holding AS, 9.3%, 1/19/12 (144A)

 3,659,432

 10,110,000

 B- / B3

 Offshore Group Investment, 11.5%, 8/1/15

 10,994,625

 2,300,000

 BBB+ / Baa1

 Pride International, 6.875%, 8/15/20

 2,674,845

 $

 19,059,160

 Oil & Gas Equipment And Services - 0.6%

 2,970,000

 B+ / B1

 Complete Production Service, 8.0%, 12/15/16

 $

 3,103,650

 9,210,000

 B- / B2

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16

 8,887,650

 7,295,000

 BB / Ba3

 Exterran Holdings, Inc., 7.25%, 12/1/18

 7,367,950

 3,825,000

 3.42

 NR / NR

 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)

 3,060,000

 NOK

 5,343,000

 11.99

 NA / NA

 Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A)

 903,624

 4,105,000

 BBB / Baa2

 Weatherford International Ltd., 9.625%, 3/1/19

 5,301,369

 $

 28,624,243

 Oil & Gas Exploration & Production - 1.9%

 2,455,000

 BB- / B2

 Berry Petroleum Co., 10.25%, 6/1/14

 $

 2,804,838

 2,520,000

 BBB / Baa1

 Canadian Natural Resources, 5.9%, 2/1/18 (b)

 2,878,810

 5,125,000

 BB / B3

 Concho Resources, Inc.,/ Midland TX, 6.5%, 1/15/22

 5,137,813

 4,608,000

 BB- / B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 5,022,720

 765,000

 BBB / Baa1

 Gaz Capital, 8.146%, 4/11/18 (144A)

 899,831

 2,823,053

 BBB+ / NR

 Gazprom International SA, 7.201%, 2/1/20 (144A)

 3,133,588

 2,473,729

 BBB+ / NR

 Gazprom International SA, 7.201%, 2/1/20 RegS

 2,745,839

 5,768,000

 BB- / B2

 HilCorp. Energy I LP, 7.625%, 4/15/21

 6,027,560

 3,936,000

 BB- / B2

 HilCorp. Energy, 7.75%,11/1/15 (144A)

 4,054,080

 1,655,000

 BB- / B2

 HilCorp. Energy, 9.0%, 6/1/16 (144A)

 1,731,544

 6,500,000

 BBB- / Baa3

 KMG Finance SUB, 7.0%, 5/5/20 (144A)

 7,159,100

 3,250,000

 B / B2

 Linn Energy LLC, 8.625%, 4/15/20 (144A)

 3,526,250

 NOK

 15,000,000

 B- / NR

 Norwegian Energy Co. AS, 12.9%, 11/20/14

 2,557,753

 2,700,000

 B- / Caa1

 Oasis Petroleum, Inc., 7.25%, 8/1/11

 2,679,750

 1,605,000

 B+ / B3

 Petrohawk Energy Corp., 10.5%, 8/1/14

 1,805,625

 4,060,000

 BB- / B1

 Plains Exploration & Production, 8.625%, 10/15/19

 4,425,400

 4,845,000

 B- / B3

 Quicksilver Resources Inc., 7.125%, 4/1/16 (b)

 4,772,325

 1,960,000

 B / B3

 SandRidge Energy, Inc., 7.5%, 3/15/21 (b)

 1,984,500

 2,015,000

 B / B3

 SandRidge Energy, Inc., 8.0%, 6/1/18

 2,055,300

 2,500,000

 8.00

 B / B3

 SandRidge Energy, Inc., Floating Rate Note, 4/1/14

 2,475,235

 5,900,000

 B / Caa1

 Stone Energy Corp., 8.625%, 2/1/17

 6,077,000

 5,307,320

 NR / Baa3

 Tengizchevroil Finance Co., 6.124%, 11/15/14 (144A)

 5,639,028

 1,770,000

 BBB- / Baa2

 TNK-BP Finance SA, 7.25%, 2/2/20

 1,955,850

 1,295,000

 BBB- / Baa2

 TNK-BP Finance SA, 6.625%, 3/20/17 (144A)

 1,403,262

 4,160,000

 BBB- / Baa2

 TNK-BP Finance SA, 7.5%, 7/18/16 (144A)

 4,732,000

 1,250,000

 BBB- / Baa2

 TNK-BP Finance SA, 7.875%, 3/13/18 (144A)

 1,434,375

 3,120,000

 B / Caa1

 W&T Offshore, Inc., 8.5%, 6/15/19

 3,159,000

 $

 92,278,376

 Oil & Gas Refining & Marketing - 0.4%

 1,600,000

 A / A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 1,773,978

 3,125,000

 BBB / Baa2

 Reliance Holdings USA, Inc., 4.5%, 10/19/20

 2,919,750

 3,625,000

 BBB / Baa2

 Spectra Energy Capital, 6.2%, 4/15/18

 4,110,493

 2,410,000

 BB+ / Ba1

 Tesoro Corp., 9.75%, 6/1/19

 2,693,175

 4,354,000

 BBB / Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 5,561,281

 $

 17,058,677

 Oil & Gas Storage & Transportation - 1.2%

 1,750,000

 BBB / Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 $

 1,967,938

 4,230,000

 BBB / Baa2

 DCP Midstream, 9.75%,  3/15/19

 5,528,504

 3,578,000

 7.00

 BB / Ba1

 Enterprise Products, Floating Rate Note, 8/1/66

 3,873,185

 540,000

 BB / Ba1

 Enterprise Products Operating, 7.0%, 6/1/67

 538,650

 5,225,000

 BBB / Baa2

 Kinder Morgan Energy, 5.95%, 2/15/18

 5,821,564

 6,870,000

 BB- / B1

 Niska Gas Storage US LLC/ Niska Gas Storage Canada ULC, 8.875%, 3/15/18

 7,213,500

 5,100,000

 BBB- / Baa3

 Plains All America Pipeline, 6.125%, 1/15/17

 5,706,966

 5,035,000

 A / A3

 Questar Pipeline Co., 5.83%, 2/1/18

 5,737,836

 10,335,000

 BBB- / Ba1

 Rockies Express Pipeline, LLC, 5.625%, 4/15/20

 10,560,778

 6,338,000

 7.20

 BB / Ba1

 Southern Union Co., 7.2%, 11/1/66

 5,894,340

 2,100,000

 BBB / Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 2,380,778

 5,180,000

 BB+ / Baa3

 Williams Cos Inc/The, 7.75%, 6/15/31

 6,046,065

 $

 61,270,104

 Total Energy

 $

 245,126,183

 Materials - 4.9%

 Aluminum - 0.3%

 5,395,000

 BBB- / Baa3

 Alcoa Inc., 6.15%, 8/15/20 (b)

 $

 5,715,377

 1,669,783

 6.83

 B / B2

 Noranda Aluminum Acquisition, Floating Rate Note, 5/15/15

 1,582,119

 5,500,000

 B / B2

 Novelis Inc/GA, 8.375%, 12/15/17

 5,871,250

 855,000

 B / B2

 Novelis Inc/GA, 8.75%, 12/15/20

 923,400

 $

 14,092,146

 Commodity Chemicals - 0.3%

 4,385,000

 NR / WR

 Basell Finance Co., 8.1%, 3/15/27 (144A)

 $

 4,889,275

 2,690,000

 BBB- / Ba1

 Braskem Finance Ltd., 7.375%, 12/31/99 (b)

 2,757,250

 1,500,000

 BB- / Ba2

 Nova Chemicals Corp., 8.375%, 11/1/16

 1,650,000

 3,750,000

 NR / B1

 Rain CII Carbon LLC and CII Carbon Corp., 8.0%, 12/1/18

 3,993,750

 $

 13,290,275

 Construction Materials - 0.4%

 3,852,000

 6.70

 B- / BBB-

 C10 Capital SPV Ltd., Floating Rate Note, 12/31/49

 $

 2,850,480

 3,000,000

 6.64

 B- / NR

 C8 Capital SPV Ltd., Floating Rate Note, 12/31/49

 2,220,000

 4,500,000

 B / NR

 Cemex SAB de CV, 5.30%, 9/30/15

 4,342,500

 875,000

 B / NR

 Cemex SAB de CV, 9.0%, 1/11/18

 890,313

 1,880,000

 BBB / Baa2

 Holcim Ltd., 6.0%, 12/30/19 (144A)

 2,008,936

 5,700,000

 B / Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 5,514,750

 1,750,000

 BBB / NR

 Voto-Votorantim Over, 6.625%, 9/25/19

 1,848,525

 $

 19,675,504

 Diversified Chemical - 0.3%

 7,250,000

 CCC+ / B3

 Hexion US Finance Corp., 8.875%, 2/1/18 (144A)

 $

 7,540,000

 2,825,000

 B / B1

 Ineos Finance Plc, 9.0%, 5/15/15 (144A)

 2,966,250

 EUR

 2,450,000

 CCC / Caa2

 Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)

 3,459,573

 EUR

 850,000

 NR / Caa1

 Momentive Performance Materials, Inc., 9.5%, 1/15/21

 1,221,858

 1,150,000

 CCC / Caa1

 Momentive Performance Materials, Inc., 9.0%, 1/15/21

 1,173,000

 $

 16,360,681

 Diversified Metals & Mining - 1.0%

 6,575,000

 BBB- / Baa3

 AngloGold Ashanti Holding, 5.375%, 4/15/20

 $

 6,473,824

 16,375,000

 BBB- / Baa3

 Gold Fields Orogen Holding BVI, 4.875%, 10/7/20

 15,499,576

 11,530,000

 BB- / B1

 Quadra FNX Mining Ltd., 7.75%, 6/15/19

 11,645,300

 1,615,000

 BBB- / Baa2

 Southern Copper Corp., 5.375%, 4/16/20 (b)

 1,654,246

 3,635,000

 BB / Ba2

 Vedanta Resources Plc 8.25%, 6/7/21

 3,662,263

 5,980,000

 BB / Ba2

 Vedenta Resources Plc, 9.5%, 7/18/18 (144A)

 6,518,200

 $

 45,453,409

 Fertilizers & Agricultural Chemicals - 0.2%

 4,695,000

 BBB / Baa2

 Agrium Inc., 6.75%, 1/15/19

 $

 5,514,137

 3,400,000

 BB+ / Ba1

 CF Industries Holdings, Inc., 6.875%, 5/1/18

 3,854,750

 $

 9,368,887

 Forest Products - 0.0%

 1,650,000

 B+ / Ba2

 Sino-Forest Corp., 6.25%, 10/21/17

 $

 742,500

 Metal & Glass Containers - 0.5%

 1,730,000

 B- / B2

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 1,734,325

 EUR

 1,020,000

 BB- / Ba3

 Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)

 1,577,308

 EUR

 10,108,000

 B- / B3

 Ardagh Packaging Finance Plc,  9.25%, 10/15/20

 14,970,357

 7,250,000

 B- / B3

 Ardagh Packaging Finance Plc, 9.125%, 10/15/20

 7,630,625

 $

 25,912,615

 Paper Packaging - 0.4%

 2,980,000

 B- / Caa1

 Graham Packaging Co LP/GPC Capital Corp. I, 8.25%, 1/1/17

 $

 3,322,700

 3,001,000

 B+ / B2

 Graphic Packaging Co., 9.5%, 8/15/13 (b)

 3,031,010

 2,925,000

 BB- / B2

 Graphic Packaging International, Inc., 7.875%, 10/01/18

 3,100,500

 EUR

 3,325,000

 B / B2

 Nordenia Holdings GM, 9.75%,  7/15/17

 5,286,552

 4,175,000

 BB / Ba3

 Reynolds Group Issue, 7.125%, 4/15/19

 4,143,688

 $

 18,884,450

 Paper Products - 0.2%

 2,000,000

 B+ / B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 2,085,000

 3,850,000

 BBB / Ba1

 Georgia-Pacific LLC, 5.4%, 11/01/20

 3,923,658

 2,100,000

 BB / Ba2

 Sappi Papier Holding GmbH, 6.625%, 4/15/21

 2,042,250

 $

 8,050,908

 Precious Metals & Minerals - 0.2%

 3,250,000

 BB- / Ba3

 Alrosa Finance SA, 8.875%, 11/17/14 (144A)

 $

 3,719,625

 3,175,000

 BB- / Ba3

 ALROSA Finance SA, 7.75%, 11/3/20 (b)

 3,452,813

 $

 7,172,438

 Specialty Chemicals - 0.2%

 3,670,000

 BBB / Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 4,575,862

 791,000

 BB- / Ba2

 Nova Chemicals Corp., 7.875%, 9/15/25

 792,978

 3,225,000

 B / B1

 Vertellus Specialties, 9.375%, 10/1/15 (b)

 3,337,875

 $

 8,706,715

 Steel - 1.0%

 3,875,000

 CCC+ / Caa2

 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)

 $

 3,603,750

 3,645,000

 BBB- / Baa3

 Allegheny Technologies, Inc., 9.375%, 6/1/19

 4,618,437

 3,050,000

 BBB- / Baa3

 ArcelorMittal, 5.25%, 8/5/20 (b)

 3,015,636

 5,420,000

 BBB- / Baa3

 ArcelorMittal, 6.125%, 6/1/18

 5,805,243

 5,350,000

 BBB- / Baa3

 Commercial Metals Co., 7.35%, 8/15/18

 5,712,184

 5,550,000

 B+ / B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15 (b)

 5,563,875

 5,200,000

 BBB- / Baa3

 Hyundai Steel Co., 4.625%, 4/21/16

 5,340,634

 2,250,000

 NR / B2

 Metinvest BV, 10.25%, 5/20/15

 2,449,575

 5,675,000

 NR / B2

 Metinvest BV, 8.75%, 2/14/18

 5,873,625

 4,738,000

 B / B3

 Severstal Columbus LLC, 10.25%, 2/15/18 (144A)

 5,235,490

 $

 47,218,449

 Total Materials

 $

 234,928,977

 Capital Goods - 3.0%

 Aerospace & Defense - 0.2%

 830,000

 BBB- / Ba3

 DigitalGlobe, Inc., 10.5%, 5/1/14

 $

 922,338

 2,600,000

 BB- / Ba3

 GeoEye, Inc., 9.625%, 10/1/15

 2,938,000

 7,600,000

 B- / B3

 TransDigm, Inc., 7.75%, 12/15/18

 7,980,000

 $

 11,840,338

 Building Products - 0.3%

 4,025,000

 BB+ / Ba3

 Building Materials Corp. of America, 6.75%, 5/1/21

 $

 4,045,125

 3,438,000

 BBB / Ba2

 Masco Corp., 5.85%, 3/15/17

 3,420,752

 9,170,000

 BBB / Ba2

 Masco Corp., 7.125%, 3/15/20 (b)

 9,386,742

 $

 16,852,619

 Construction & Engineering - 0.3%

 3,400,000

 BB- / Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21

 $

 3,468,000

 8,675,000

 B+ / Ba3

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (b)

 9,022,000

 $

 12,490,000

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 5,880,000

 B+ / Caa1

 American Railcar, 7.50%, 3/1/14

 $

 6,012,300

 2,650,000

 BB- / Ba2

 Boart Longyear Management, 7.0%, 4/1/21

 2,709,625

 1,125,000

 B- / NR

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 1,125,000

 1,345,000

 BBB+ / Baa2

 Cummins, Inc., 6.75%, 2/15/27

 1,451,072

 1,200,000

 BB / B2

 Oshkosh Corp., 8.5%, 3/1/20

 1,299,000

 1,100,000

 B+ / B1

 Titan International, Inc., 7.875%, 10/1/17

 1,149,500

 $

 13,746,497

 Electrical Component & Equipment - 0.5%

 5,609,000

 BB / Ba2

 Anixter International Corp., 5.95%, 3/1/15

 $

 5,665,090

 5,010,000

 B+ / Ba2

 Belden CDT Inc., 7.0%, 3/15/17

 5,135,250

 3,932,000

 B / B3

 Coleman Cable Inc., 9.0%, 2/15/18

 4,108,940

 3,100,000

 BBB / Baa2

 Thomas & Betts Corp., 5.625%, 11/15/21

 3,359,579

 3,500,000

 B / B2

 WireCo WorldGroup, 9.5%, 5/15/17

 3,692,500

 $

 21,961,359

 Industrial Conglomerates - 0.2%

 EUR

 1,400,000

 BB- / Ba3

 Mark IV Europe SCA, 8.875%, 12/15/17

 $

 2,154,769

 4,485,000

 BBB / Baa2

 Tyco Electronics Group SA, 6.55%, 10/1/17

 5,284,442

 750,000

 A- / A3

 Tyco International Finance SA, 8.5%, 1/15/19

 950,784

 $

 8,389,995

 Industrial Machinery - 0.4%

 3,020,000

 BBB+ / Baa1

 Ingersoll-Rand Global Holding, 9.5%, 4/15/14

 $

 3,626,262

 4,335,000

 CCC+ / B3

 Mueller Water Products, 7.375%, 6/1/17 (b)

 4,074,900

 3,830,000

 6.64

 BBB- / Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 4,194,034

 7,210,000

 B+ / Aaa

 WPE International, 10.375%, 9/30/20

 7,642,600

 $

 19,537,796

 Trading Companies & Distributors - 0.8%

 3,950,000

 BB- / Ba2

 Ace Hardware Corp., 9.125%, 6/1/16 (144A)

 $

 4,196,875

 12,603,000

 BBB- / BBB-

 Aviation Capital Group Corp., 6.75%, 4/6/21

 12,433,490

 6,795,000

 BBB / Baa1

 GATX Financial Corp., 6.0%, 2/15/18

 7,379,112

 8,630,000

 BBB / Baa2

 Glencore Funding LLC, 6.0%, 4/15/14 (144A)

 9,387,421

 6,050,000

 B / B3

 Liberty Tire Recycling, 11.0%, 10/1/16

 6,322,250

 $

 39,719,148

 Total Capital Goods

 $

 144,537,752

 Transportation - 0.9%

 Air Freight & Couriers - 0.1%

 3,000,000

 B / B2

 AMGH Merger Sub, Inc., 9.25%, 11/1/18

 $

 3,165,000

 765,000

 CCC+ / Caa1

 Ceva Group Plc, 11.5%, 4/1/18 (144A)

 805,163

 355,000

 CCC+ / Caa1

 Ceva Group Plc, 11.625%, 10/1/16

 386,063

 EUR

 1,924,000

 CCC+ / Caa2

 Ceva Group Plc, 8.50%, 12/1/14 (144A)

 2,619,046

 $

 6,975,272

 Airlines - 0.2%

 381,606

 0.00

 B- / Ba3

 Continental Airlines, Inc., 7.461%, 4/1/13

 $

 379,812

 1,088,878

 0.00

 BB / Ba1

 Continental Airlines, Inc., 6.795%, 8/2/18

 1,076,574

 3,006,319

 A- / Baa2

 Delta Air Lines Inc., 4.95%, 11/23/19

 3,007,822

 46,876

 0.00

 B+ / WR

 Delta Airlines Inc., 7.779%, 1/2/12 (b)

 47,344

 6,515,000

 B / NR

 TAM Capital 3, Inc., 8.375%, 6/3/21

 6,596,438

 $

 11,107,990

 Marine - 0.0%

 1,780,000

 NR / NR

 CMA CGM SA, 7.25%, 2/1/13 (144A)

 $

 1,808,925

 Marine Ports & Services - 0.0%

 1,245,000

 CCC / Caa2

 Oceanografia SA DE CV, 11.25%, 7/15/15

 $

 634,950

 Railroads - 0.1%

 3,890,000

 BB / Ba3

 Kansas City Southern Railway, 8.0%, 6/1/15

 $

 4,172,025

 Trucking - 0.4%

 4,200,000

 BBB- / Baa2

 Asciano Finance Ltd., 5.0%, 4/7/18

 $

 4,311,237

 9,335,000

 NR / Ba2

 Inversiones Alsacia SA, 8.0%, 8/18/18

 9,076,421

 3,675,000

 B- / Caa1

 Swift Services Holdings, Inc., 10.0%, 11/15/18

 3,890,906

 $

 17,278,564

 Total Transportation

 $

 41,977,726

 Automobiles & Components - 0.1%

 Auto Parts & Equipment - 0.0%

 2,750,000

 CCC+ / Caa1

 Allison Transmission, 11.0%, 11/1/15 (144A) (b)

 $

 2,928,750

 Automobile Manufacturers - 0.1%

 1,390,000

 BBB / Baa2

 Hyundai Motor Manufacturer, 4.5%,  4/15/15

 $

 1,450,343

 1,540,000

 BBB+ / Baa2

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 1,628,418

 $

 3,078,761

 Total Automobiles & Components

 $

 6,007,511

 Consumer Durables & Apparel - 0.5%

 Homebuilding - 0.1%

 4,110,000

 BB- / Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 $

 4,397,700

 2,244,000

 NR / Ba3

 Urbi Desarrollos Urb, 9.5%, 1/21/20 (b)

 2,440,350

 $

 6,838,050

 Household Appliances - 0.1%

 4,940,000

 BBB- / Baa3

 Whirlpool Corp., 5.5%, 3/1/13

 $

 5,236,840

 Housewares & Specialties - 0.3%

 9,339,000

 BBB- / NR

 Controladora Mabe Sa CV, 7.875%, 10/28/19 (b)

 $

 10,366,290

 2,455,000

 CCC+ / B3

 Yankee Acquisition Corp., 9.75%, 2/15/17 (b)

 2,583,888

 $

 12,950,178

 Total Consumer Durables & Apparel

 $

 25,025,068

 Consumer Services - 1.4%

 Casinos & Gaming - 0.7%

 EUR

 6,415,000

 B / B2

 Codere Finance SA, 8.25%, 6/15/15 (144A)

 $

 9,454,302

 EUR

 7,530,000

 8.25

 BB / Ba2

 Lottomatica Spa , Floating Rate Note, 3/31/66 (144A)

 10,928,097

 1,875,000

 NR / WR

 Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)

 168,750

 EUR

 4,041,000

 B- / B3

 Peermont Global Ltd., 7.75%, 4/30/14 (144A)

 5,134,092

 2,310,000

 BB- / B1

 Scientific Games Corp., 7.875%, 6/15/16

 2,413,950

 4,274,000

 BB- / B1

 Scientific Games International Inc., 9.25%, 6/15/19 (144A) (b)

 4,610,578

 1,780,000

 CCC / Caa2

 Shingle Springs Tribal, 9.375%, 6/15/15 (144A)

 1,228,200

 2,875,000

 NR / WR

 Station Casinos, 6.625%, 3/15/18

 288

 $

 33,938,257

 Restaurants - 0.2%

 2,386,000

 BBB- / Ba2

 Arcos Dorados SA, 7.5%, 10/1/19

 $

 2,588,810

 4,000,000

 B- / B3

 Burger King Corp., 9.875%, 10/15/18 (b)

 4,260,000

 3,451,000

 CCC+ / Caa2

 Dunkin Finance Corp., 9.625%, 12/1/18

 3,481,162

 $

 10,329,972

 Specialized Consumer Services - 0.5%

 13,500,000

 B / B2

 Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.25%, 1/15/19

 $

 13,668,750

 5,322,000

 BB- / Ba3

 Service Corp. International, 8.0%, 11/15/21

 5,761,065

 4,960,000

 BB- / Ba3

 Service Corp. International/US, 7.0%, 5/15/19

 5,220,400

 $

 24,650,215

 Total Consumer Services

 $

 68,918,444

 Media - 1.0%

 Advertising - 0.0%

 1,000,000

 B+ / Ba3

 *CA Interpublic Group of Cos, 10.0%, 7/15/17

 $

 1,182,500

 Broadcasting - 0.8%

 3,390,000

 BBB+ / Baa1

 Grupo Telivisa S.A. 6.0%, 5/15/18 (144A)

 $

 3,685,323

 2,735,000

 NR / WR

 Hughes Network System, 9.5%, 4/15/14

 2,803,375

 685,000

 B / B1

 Hughes Network Systems LLC, 9.5%, 4/15/14

 702,125

 7,100,000

 CCC+ / Caa3

 Intelsat Bermuda Ltd., 11.5%, 2/4/17 (144A)

 7,632,500

 28,535

 CCC+ / Caa3

 Intelsat Bermuda Ltd., 11.5%, 2/4/17

 30,675

 6,400,000

 NR / Baa3

 Myriad International Holding B, 6.375%, 7/28/17

 6,912,000

 6,235,000

 B / B2

 Nara Cable Funding Ltd., 8.875%, 12/1/18

 9,143,755

 EUR

 4,125,000

 B- / Caa1

 Telesat Canada / Telesat LLC, 12.5%, 11/1/17

 4,950,000

 $

 35,859,753

 Cable & Satellite - 0.3%

 5,100,000

 BB- / B1

 CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17

 $

 5,284,875

 1,100,000

 BBB / Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 1,371,921

 640,000

 BBB / Baa2

 Time Warner Cable, Inc., 8.75, 2/14/19

 815,494

 EUR

 2,625,000

 NR / Ba3

 Telenet Finance III, 6.625%, 2/15/21

 3,657,135

 $

 11,129,425

 Total Media

 $

 48,171,678

 Retailing - 0.5%

 Distributors - 0.1%

 5,538,000

 B / B3

 Minerva Overseas II, 10.875%, 11/15/19 (144A)

 $

 6,084,878

 Internet Retail - 0.4%

 9,735,000

 BBB- / Ba1

 *CA Expedia, Inc., 5.95%, 8/15/20

 $

 9,467,288

 1,785,000

 BBB- / Ba1

 Expedia Inc., 8.5%, 7/1/16 (144A)

 1,945,650

 7,395,000

 B / B3

 Ticketmaster, 10.75%,  8/1/16

 8,060,550

 $

 19,473,488

 Total Retailing

 $

 25,558,366

 Food & Drug Retailing - 0.2%

 Drug Retail - 0.2%

 1,152,594

 0.00

 BBB+ / Baa2

 CVS Pass-Through Trust, 6.036%, 12/10/28

 $

 1,223,259

 5,967,622

 0.00

 BBB+ / Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33

 6,178,697

 $

 7,401,956

 Total Food & Drug Retailing

 $

 7,401,956

 Food Beverage & Tobacco - 1.1%

 Agricultural Products - 0.3%

 12,670,000

 BBB- / Ba1

 Viterra, Inc., 5.95%, 8/01/20

 $

 12,884,098

 Brewers - 0.2%

 4,255,000

 A- / Baa1

 Anheuser-Busch InBev Worldwide Inc., 7.75%, 1/15/19

 $

 5,352,977

 535,000

 A- / A3

 Cia Brasileira de Bebida, 10.5%, 12/15/11

 557,738

 2,530,000

 A- / A3

 Cia Brasileira de Bebida, 8.75%, 9/15/13

 2,903,175

 $

 8,813,890

 Packaged Foods & Meats - 0.4%

 750,000

 NR / B1

 Bertin Ltd., 10.25%, 10/5/16 (144A)

 $

 825,000

 2,000,000

 B- / B3

 Blue Merger Sub, Inc., 7.625%, 2/15/19 (b)

 2,020,000

 1,038,898

 NR / NR

 Independencia International, 12.0%, 12/30/16 (144A)

 10,389

 7,400,000

 BB / B1

 JBS Finance II Ltd., 8.25%, 1/29/18

 7,548,000

 3,305,000

 BBB- / Baa2

 Kraft Foods, Inc., 6.5%, 2/9/40

 3,671,108

 6,750,000

 B+ / B1

 Marfrig Overseas Ltd., 9.5%, 5/4/20 (144A)

 6,851,250

 $

 20,925,747

 Tobacco - 0.1%

 7,950,000

 B / B2

 Alliance One International Inc., 10.0%, 7/15/16

 $

 7,671,750

 Total Food Beverage & Tobacco

 $

 50,295,485

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 2,600,000

 BB- / Ba2

 Hypermarcas SA, 6.5%, 4/20/21 (b)

 $

 2,596,750

 Total Household & Personal Products

 $

 2,596,750

 Health Care Equipment & Services - 0.4%

 Health Care Facilities - 0.1%

 2,754,957

 BB- / B2

 HCA Inc., 9.625%, 11/15/16

 $

 2,930,586

 1,700,000

 BB / Ba2

 HCA, Inc., 7.875%, 2/15/20

 1,844,500

 1,430,000

 BB / Ba2

 HCA, Inc., 8.5%, 4/15/19

 1,580,150

 $

 6,355,236

 Health Care Services - 0.1%

 5,413,000

 B- / B2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $

 5,710,715

 Health Care Supplies - 0.2%

 3,105,000

 B- / B3

 Biomet Inc., 10.375%, 10/15/17

 $

 3,423,263

 4,100,000

 B / B2

 Inverness Medical Innovations, 7.875%, 2/1/16

 4,243,500

 $

 7,666,763

 Total Health Care Equipment & Services

 $

 19,732,714

 Pharmaceuticals & Biotechnology - 0.2%

 Pharmaceuticals - 0.2%

 9,170,000

 BB- / Ba3

 Valeant Pharmaceuticals International, Inc., 6.875%, 12/1/18

 $

 8,986,600

 Total Pharmaceuticals & Biotechnology

 $

 8,986,600

 Banks - 4.9%

 Diversified Banks - 3.4%

 NOK

 70,000,000

 AAA / Aaa

 Asian Development Bank, 3.375%, 5/20/14

 $

 12,972,279

 AUD

 6,950,000

 AAA / Aaa

 Asian Development Bank/Pasig, 0.5%, 3/27/13

 6,907,225

 1,753,000

 BB / NR

 Banco de Credito del, 9.75%, 11/6/69

 1,954,595

 5,300,000

 BBB / Baa2

 Banco de Credito del Peru, 5.375%, 9/16/20

 5,048,250

 1,700,000

 7.78

 NR / Ba2

 Banco Macro SA, Floating Rate Note,  6/7/12

 1,258,000

 14,650,000

 NR / Baa2

 BanColombia SA, 5.95%, 6/3/21

 14,869,750

 3,060,000

 AA- / Aa3

 Barclays Bank Plc, 5.125%, 1/8/20

 3,105,710

 6,400,000

 7.38

 BB / NR

 BBVA Banco Continental via Continental Trustees Cayman Ltd., 7.375%, 10/7/40 (144A)

 6,407,226

 14,540,000

 NR / A2

 BBVA Bancomer SA/Ins, 6.5%, 3/10/21 (b)

 14,830,800

 AUD

 1,000,000

 AAA / Aaa

 Council of Europe, 5.5%, 1/18/12

 1,074,683

 5,700,000

 BBB+ / A3

 Credit Agricole SA, 8.375%, 12/13/49 (b)

 5,956,500

 2,770,000

 A / A1

 Industrial Bank of Korea, 7.125%, 4/23/14

 3,114,297

 8,225,000

 AAA / Aaa

 International Bank for Reconstruction & Development, 10.0%, 3/2/17

 5,327,870

 NOK

 168,720,000

 AAA / Aaa

 International Bank for Reconstruction & Development, 3.25%, 4/14/14

 31,322,148

 AUD

 11,350,000

 AAA / Aaa

 Intl Bk Recon & Development, 5.75%, 10/21/19

 11,991,944

 2,420,000

 B / B2

 Kazkommerts International BV, 8.0%, 11/3/15

 2,382,974

 13,825,000

 A / A2

 Northgroup Preferred Capital Corp., 6.378%, 1/29/49

 13,037,805

 TRL

 29,560,000

 2.10

 AAA / Aaa

 Rabobank Nederland NV, Flaoting Rate Note, 3/3/15

 13,096,732

 3,900,000

 A- / NR

 Scotiabank Peru SA, Floating Rate Note, 3/15/17 (144A)

 3,871,920

 6,900,000

 A / A2

 Standard Chartered Plc, 3.85%, 4/27/15 (144A)

 7,142,839

 $

 165,673,547

 Regional Banks - 1.5%

 1,180,000

 BBB+ / A2

 American Express Bank FSB, 5.5%, 4/16/13 (b)

 $

 1,262,359

 3,413,000

 BBB- / Baa3

 Banco Internacional del Peru, 5.75%, 10/7/20 (144A)

 3,208,220

 7,965,000

 BB / Baa3

 Capitial One Capital VI, 8.875%, 5/15/40

 8,215,165

 1,500,000

 A / NR

 Cobank, ACB, 7.875%, 4/16/18 (144A)

 1,739,751

 2,850,000

 A+ / Aa3

 MELLON FUNDING Corp., 5.5%, 11/15/18

 3,180,480

 1,809,000

 A / A3

 PNC BANK NA, 6.0%, 12/7/17

 2,031,833

 15,455,000

 8.25

 BBB / Baa3

 PNC Financial Services Group, Floating Rate Note, 5/29/49

 16,347,356

 4,600,000

 8.70

 BBB / Baa3

 PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49

 4,850,470

 15,896,000

 A- / A3

 Sovereign BanCorp., 8.75%, 5/30/18

 17,944,343

 10,795,000

 BBB+ / Baa1

 State Street Capital, 8.25%, 3/15/42

 10,799,750

 2,195,000

 AA- / Aa3

 Wachovia Bank NA, 6.0%, 11/15/17

 2,448,621

 660,000

 A- / Baa3

 Wachovia Cap Trust III, 5.8%, 3/15/42

 603,900

 $

 72,632,248

 Thrifts & Mortgage Finance - 0.0%

 1,550,000

 BB- / Ba1

 Alfa Bank OJSC Via Alfa Bond I, 7.875%, 9/25/17

 $

 1,627,500

 Total Banks

 $

 239,933,295

 Diversified Financials - 4.3%

 Asset Management & Custody Banks - 0.3%

 7,360,000

 BBB+ / Baa2

 Ameriprise Financial, 7.518%, 6/1/66

 $

 7,672,800

 4,430,000

 BBB- / Baa3

 Janus Capital Group, Inc., 6.95%, 6/15/17

 4,856,414

 $

 12,529,214

 Consumer Finance - 0.3%

 2,030,000

 BBB / Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 $

 2,491,299

 200,000

 A / A2

 Caterpillar Financial, 7.05%, 10/1/18

 244,196

 1,240,000

 BBB / Baa2

 Hyundai Capital America, 3.75%, 4/6/16

 1,244,402

 4,559,000

 4.00

 BBB- / Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 4,488,700

 5,195,000

 B / B3

 Springleaf Finance Corp., 6.9%, 12/15/17

 4,766,413

 $

 13,235,010

 Diversified Finance Services - 0.9%

 9,255,000

 BBB / Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 9,514,695

 EUR

 900,000

 B- / NR

 ATLAS VI Capital Ltd., 11.5694%, 4/7/14

 1,262,892

 1,977,684

 NR / NR

 BTA Bank JSC, 0%, 7/1/20 (144A)

 74,163

 957,298

 NR / Caa2

 BTA Bank JSC, 10.75%, 7/1/18 (144A)

 756,265

 216,907

 NR / Caa3

 BTA Bank JSC, 7.2%, 7/1/25 (144A)

 97,608

 2,550,000

 BBB+ / Baa2

 Hyundai Capital Services, Inc., 4.375%, 7/27/16

 2,614,829

 TRL

 7,900,000

 A+ / Aa3

 JPMorgan Chase & Co., 0%, 10/04/17

 2,501,748

 22,690,000

 BBB+ / Baa1

 JPMorgan Chase & Co., 7.9%, 4/29/49

 24,371,102

 3,400,000

 7.60

 BB- / NR

 Queen Street II Capital Ltd., Floating Rate Note, 4/9/14

 3,359,880

 $

 44,553,182

 Investment Banking & Brokerage - 1.8%

 1,348,177

 BBB- / NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 1,430,591

 24,490,000

 5.79

 BBB- / Baa2

 Goldman Sachs Capital, Floating Rate Note, 12/29/49

 19,592,000

 7,115,000

 BBB / Baa2

 Jefferies Group, Inc., 5.125%, 4/13/18

 7,129,351

 6,565,000

 BBB / Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 7,055,760

 3,275,000

 A- / A2

 Macquarie Bank Ltd., 6.625%, 4/7/21

 3,294,873

 7,750,000

 A- / A2

 Macquarie Group Ltd., 6.25%, 1/14/21

 7,745,443

 5,350,000

 A- / A2

 Macquarie Group Ltd., 7.625%, 8/13/19

 5,844,329

 5,825,000

 A- / A2

 Macquarie Group Ltd., 6.0%, 1/14/20

 5,841,054

 3,820,000

 A / A2

 Merrill Lynch & Co., 5.45%, 2/5/13

 4,052,225

 5,900,000

 A / A2

 Morgan Stanley, 5.5%, 1/26/20

 5,976,883

 7,630,000

 5.00

 A / A2

 Morgan Stanley Dean Witter, Floating Rate Note, 4/1/18

 8,405,155

 9,000,000

 BBB / Baa2

 Raymond James Financial, Inc., 4.25%, 4/15/16

 9,291,204

 1,955,000

 A- / Baa1

 TD Ameritrade Holding Corp., 5.6%, 12/1/19

 2,095,797

 $

 87,754,665

 Multi-Sector Holding - 0.1%

 4,710,000

 BBB- / NR

 Gruposura Finance, 5.7%, 5/18/21

 $

 4,698,225

 Specialized Finance - 0.8%

 10,130,000

 BBB / Baa1

 Banque PSA Finance, 5.75%, 4/4/21

 $

 10,251,033

 6,180,000

 BBB+ / Baa1

 BM & FBovespa SA, 5.5%,  7/16/20

 6,399,390

 12,390,000

 BBB / Baa3

 Cantor Fitzgerald LP 7.875%, 10/15/19

 13,533,188

 8,810,000

 7.68

 CCC- / Caa2

 NCO Group Inc., Floating Rate Note, 11/15/13

 7,796,850

 $

 37,980,461

 Total Diversified Financials

 $

 200,750,757

 Insurance - 5.9%

 Insurance Brokers - 0.3%

 565,000

 CCC+ / Caa1

 Hub International Holdings, 10.25%, 6/15/15 (144A)

 $

 574,888

 6,715,000

 BBB- / Baa3

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 7,356,148

 GBP

 2,125,000

 NR / B1

 Towergate Finance Plc, 8.5%, 2/15/18

 3,380,099

 1,700,000

 6.68

 CCC / B3

 Usi Holdings Corp., Floating Rate Note, 11/15/14

 1,581,000

 $

 12,892,135

 Life & Health Insurance - 1.3%

 9,870,000

 BBB / Baa3

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 10,984,501

 3,200,000

 BBB- / Baa3

 Forethought Financial Group, 8.625%, 4/15/21

 3,253,763

 11,729,000

 BBB / Ba1

 Lincoln National Corp., 6.05%, 4/20/67

 11,289,163

 2,565,000

 A- / Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 3,236,768

 7,202,000

 BBB / Baa2

 MetLife, Inc., 10.75%, 8/1/39

 10,136,815

 7,630,000

 A- / Baa2

 Protective Life Corp., 7.375%, 10/15/19

 8,674,806

 4,000,000

 A / Baa2

 Prudential Financial, Inc., 5.15%, 1/15/13

 4,220,864

 1,770,000

 A / Baa2

 Prudential Financial, Inc., 5.1%, 9/20/14

 1,924,307

 755,000

 A / Baa2

 Prudential Financial, Inc., 6.2%, 1/15/15

 845,249

 4,004,000

 BBB+ / Baa3

 Prudential Financial, Inc., 8.875%, 6/15/38

 4,674,670

 3,400,000

 BBB- / Baa3

 Unum Group, 5.625%, 9/15/20

 3,560,409

 $

 62,801,315

 Multi-Line Insurance - 0.9%

 12,540,000

 BBB / Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 $

 12,548,954

 4,525,000

 BBB / Baa3

 Genworth Financial, Inc., 7.625%, 9/24/21

 4,577,608

 11,985,000

 7.00

 BB / Baa3

 Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)

 11,451,727

 1,560,000

 BBB- / Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 1,698,257

 6,970,000

 BBB- / Baa2

 Liberty Mutual Group, Inc., 5.0%, 6/1/21

 6,600,060

 6,525,000

 BBB / Baa2

 Liberty Mutual Group, Inc., 7.697%, 10/15/97 (144A)

 6,029,048

 $

 42,905,654

 Property & Casualty Insurance - 1.0%

 7,171,000

 BBB- / Baa3

 Hanover Insurance Group, Inc., 7.625%, 10/15/25

 $

 7,472,756

 12,600,000

 BBB- / Baa3

 Hanover Insurance Group, Inc., 6.375%, 6/15/21

 12,523,619

 500,000

 A- / A3

 The Allstate Corp., 6.75%, 5/15/18

 581,796

 2,700,000

 BBB- / Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 2,911,775

 640,000

 BB- / Ba1

 The Hanover Insurance Group, Inc., 8.207%, 2/3/27

 577,600

 2,500,000

 BBB- / Baa3

 White Mountains Re Group Ltd., 6.375%, 3/20/17

 2,592,273

 9,835,000

 BB / Ba2

 White Mountains Re Group Ltd., 7.506%, 5/29/49

 9,383,475

 13,480,000

 BBB- / Ba1

 XL Group Plc, 6.5%, 3/29/49

 12,367,900

 $

 48,411,194

 Reinsurance - 2.4%

 1,400,000

 7.19

 BB+ / NR

 Blue Fin Ltd., Floating Rate Note, 4/10/12

 $

 1,403,500

 250,000

 13.77

 BB- / NR

 Blue Fin Ltd., Floating Rate Note, 416/12 CATBOND (144A)

 258,025

 1,200,000

 4.69

 BB / NR

 Blue Fin Ltd., Floating Rate Note, 5/28/13 (144A)

 1,210,080

 2,250,000

 BB+ / NR

 Caelus Re II Ltd., Floating Rate Note, 5/24/13

 2,249,100

 3,150,000

 10.55

 BB / NR

 East Lane Re III Ltd., Floating Rate Note, 3/16/12

 3,186,225

 750,000

 4.17

 BB+ / NR

 Fhu-Jin Ltd. Cat Bond, Floating Rate Note, 8/10/11 (144A)

 750,375

 3,550,000

 7.23

 BB+ / NR

 Foundation Re III Ltd., Floating Rate Note, 2/25/15

 3,492,845

 4,050,000

 BB+ / A2

 Foundation Re III Ltd., Floating Rate Note, 2/3/14 CATBOND

 3,960,090

 1,775,000

 12.03

 NR / B3

 Globecat Ltd. Cat Bond, Floating Rate Note, 1/2/13 (144A)

 1,659,625

 250,000

 8.78

 NR / B1

 Globecat Ltd. Cat Bond, Floating Rate Note, 1/2/13 (144A)

 251,125

 425,000

 0.00

 B+ / NR

 Ibis Re Ltd., Floating Rate Note, 5/3/13 (144A)

 415,480

 2,200,000

 6.20

 BB / NR

 Ibis Re Ltd., Floating Rate Note, 5/3/13 (144A)

 2,138,840

 4,700,000

 6.33

 BB+ / NR

 Lodestone Re Ltd., 0%  05/17/13 (144A)

 4,634,670

 7,000,000

 6.07

 BB+ / NR

 Lodestone Re Ltd., Floating Rate Note, 1/8/14

 6,834,100

 4,450,000

 0.00

 BB / NR

 Lodestone Re Ltd., Floating Rate Note, 1/8/14

 4,372,125

 4,900,000

 8.37

 BB / NR

 Lodestone Re Ltd., Floating Rate Note,  5/17/13 (144A)

 4,807,880

 4,000,000

 9.72

 BB- / NR

 Loma Reinsurance Ltd., Floating Rate Note, 12/21/12

 3,981,200

 700,000

 CCC+ / NR

 Mariah Re Ltd., Floating Rate Note, 1/8/14

 592,620

 1,000,000

 1.88

 BB+ / NR

 Merna Reinsurance Ltd., Floating Rate Note, 4/8/13

 1,019,000

 1,000,000

 13.50

 B- / NR

 Montana Re Ltd., Floating Rate Note, 12/7/12

 962,100

 250,000

 12.00

 B / NR

 MultiCat Mexico 2009, Floating Rate Note, 10/19/12

 260,500

 250,000

 10.40

 B / NR

 MultiCat Mexico 2009, Floating Rate Note,  10/19/12

 260,075

 1,400,000

 12.25

 BB / NR

 Mystic Re, Floating Rate Note, 3/20/12

 1,439,900

 11,765,000

 BBB+ / BBB+

 Platinum Underwriters HD, 7.50%, 6/1/17

 12,662,434

 8,470,000

 A- / Baa1

 Reinsurance Group of, 6.45%, 11/15/19

 9,198,784

 10,145,000

 BBB- / Baa3

 Reinsurance Group of America, Inc., 6.75%, 12/15/65

 9,692,016

 3,300,000

 6.76

 BB / NR

 Residential Reinsurance 2010 Ltd., Floating Rate Note, 6/6/13 (144A)

 3,281,520

 2,600,000

 9.06

 B+ / NR

 Residential Reinsurance 2010 Ltd., Floating Rate Note, 6/6/13 (144A)

 2,570,620

 3,250,000

 6.32

 BB / NR

 Residential Reinsurance 2010 Ltd., Floating Rate Note, 6/6/13

 3,212,950

 3,500,000

 0.00

 B+ / NR

 Residential Reinsurance 2011 Ltd., Floating Rate Note, 6/6/15

 3,482,150

 4,600,000

 B- / NR

 Successor X Ltd., 0.0%, 1/7/2014

 4,494,200

 1,250,000

 B- / NR

 Successor X Ltd., 9.87982%, 4/4/13 CATBOND

 1,214,875

 5,650,000

 9.41

 B / NR

 Successor X Ltd., Floating Rate Note, 2/25/14

 5,503,665

 500,000

 9.88

 NR / NR

 Successor X Ltd., Floating Rate Note, 2/25/14

 500,000

 7,740,000

 BBB / Baa2

 Validus Holdings Ltd., 8.875%, 1/26/40

 8,214,950

 $

 114,167,644

 Total Insurance

 $

 281,177,942

 Real Estate - 2.2%

 Diversified Real Estate Activities - 0.5%

 15,725,000

 BBB+ / Baa1

 Dexus Diversified Trust/ Dexus Office Trust, 5.6%, 3/15/21

 $

 15,889,987

 5,680,000

 A- / A2

 WEA Finance LLC, 7.125%, 4/15/18

 6,629,208

 $

 22,519,195

 Diversified Real Estate Investment Trusts - 0.5%

 4,760,000

 BBB+ / Baa1

 Dexus Finance Pty Ltd., 7.125%, 10/15/14

 $

 5,369,413

 3,610,000

 BBB / Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 3,757,209

 3,125,000

 BBB / Baa2

 Digital Realty Trust LP, 5.25%, 3/15/21

 3,108,781

 1,415,000

 BBB / Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 1,483,499

 12,275,000

 BBB / Baa3

 Goodman Funding Pty Ltd., 6.375%, 4/15/21

 12,602,497

 $

 26,321,399

 Office Real Estate Investment Trusts - 0.0%

 980,000

 BBB / Baa2

 Mack-Cali Realty Corp., 7.75%, 8/15/19

 $

 1,178,944

 Real Estate Operating Companies - 0.0%

 283,879

 7.96

 B / NR

 Alto Palermo SA, Floating Rate Note, 6/11/12 (144A)

 $

 122,068

 200,000

 B- / B3

 Forest City Enterprises, 7.625%, 6/1/15

 196,000

 $

 318,068

 Retail Real Estate Investment Trusts - 0.1%

 6,310,000

 BB+ / Baa3

 Developers Diversified Realty, 7.5%, 4/1/17

 $

 7,145,671

 Specialized Real Estate Investment Trusts - 1.0%

 600,000

 BBB- / Baa2

 Health Care REIT Inc., 6.125%, 4/15/20

 $

 642,665

 3,150,000

 BBB- / Baa2

 Health Care REIT, Inc., 5.25%, 1/15/22

 3,137,904

 3,305,000

 BBB- / Baa2

 Health Care REIT, Inc., 6.2%, 6/1/16

 3,669,578

 5,450,000

 BBB- / Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 6,066,515

 9,665,000

 BBB- / Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 10,904,981

 3,175,000

 B / B2

 Sabra Health Care LP / Sabra Capital Corp., 8.125%, 11/1/18

 3,175,000

 9,328,000

 BBB- / Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 9,957,948

 850,000

 BBB- / Baa3

 Ventas Realty  LP/CAP Corp., 6.75%, 4/1/17

 895,252

 3,250,000

 BBB- / Baa3

 Ventas Realty LP / V, 6.5%,  6/1/16

 3,357,260

 3,215,000

 BBB- / Baa3

 Ventas Realty LP / V, 6.5%, 6/1/16

 3,321,603

 4,270,000

 BBB- / Baa3

 Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21

 4,168,182

 $

 49,296,888

 Total Real Estate

 $

 106,780,165

 Software & Services - 0.5%

 Application Software - 0.0%

 3,034,000

 B / B3

 Allen Systems Group, Inc., 10.5%, 11/15/16

 $

 3,049,170

 Data Processing & Outsourced Services - 0.0%

 1,619,000

 B- / Caa1

 First Data Corp., 8.25%, 1/15/21

 $

 1,586,620

 Internet Software & Services - 0.3%

 5,185,000

 BB- / Ba2

 Equinix Inc., 8.125%,  3/1/18

 $

 5,645,169

 $

 5,645,169

 It Consulting & Other Services - 0.1%

 2,855,000

 B- / Caa1

 SunGard Data Systems, Inc., 10.25%, 8/15/15

 $

 2,954,925

 2,905,000

 B / Caa1

 SunGard Data Systems, Inc., 10.625%, 5/15/15

 3,144,663

 $

 6,099,588

 Total Software & Services

 $

 16,380,547

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.1%

 4,755,000

 B / B3

 CommScope, Inc., 8.25%, 1/15/19

 $

 4,897,650

 Computer Storage & Peripherals - 0.1%

 5,745,000

 BB+ / Ba1

 Seagate HDD Cayman, 7.75%, 12/15/18

 $

 6,032,250

 Electronic Components - 0.1%

 5,375,000

 BB+ / NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41

 $

 5,045,781

 Total Technology Hardware & Equipment

 $

 15,975,681

 Semiconductors - 0.1%

 Semiconductor Equipment - 0.1%

 4,035,000

 BBB / Baa1

 Klac Instruments Corp., 6.9%, 5/1/18

 $

 4,558,009

 Semiconductors - 0.0%

 12,000,000

 NR / NR

 LDK Solar Co. Ltd., 10.0%, 2/28/14

 $

 1,763,817

 Total Semiconductors

 $

 6,321,826

 Telecommunication Services - 2.9%

 Alternative Carriers - 0.4%

 6,047,000

 B / B2

 Global Crossing Ltd., 12.0%, 9/15/15

 $

 7,044,755

 7,500,000

 CCC+ / Caa1

 Paetec Holding Corp., 9.875%, 12/1/18

 7,771,875

 2,810,000

 B / Ba3

 Paetec Holdings, 8.875%, 6/30/17 (144A)

 2,950,500

 4,734,000

 CCC+ / Caa1

 Paetec Holdings, 9.5%, 7/15/15 (b)

 4,911,525

 $

 22,678,655

 Integrated Telecommunication Services - 1.2%

 4,100,000

 B / NR

 Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)

 $

 4,202,500

 5,603,000

 B / B2

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 5,631,015

 13,440,000

 B / B2

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 13,406,400

 3,200,000

 BB / Baa3

 Embarq Corp., 7.082%, 6/1/16

 3,557,184

 3,885,000

 BB / Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 4,234,650

 10,330,000

 BB / Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 11,259,700

 1,500,000

 BB- / B2

 GCI, Inc., 8.625%, 11/15/19

 1,642,500

 3,600,000

 A / A2

 Qtel International FIN, Ltd., 6.5%, 6/10/14

 3,982,500

 1,235,000

 A / A2

 Qtel International Finance Ltd., 3.375%, 10/14/16

 1,231,913

 5,000,000

 B+ / Ba3

 Windstream Corp., 7.75%, 10/15/20

 5,237,500

 1,940,000

 B+ / Ba3

 Windstream Corp., 8.125%, 9/1/18

 2,056,400

 $

 56,442,262

 Wireless Telecommunication Services - 1.2%

 3,675,000

 B- / B3

 Cricket Communications, Inc., 7.75%, 10/15/20 (b)

 $

 3,601,500

 6,790,000

 NR / A2

 Crown Castle Towers LLC, 4.883%, 8/15/20

 6,827,515

 3,135,000

 NR / A2

 Crown Castle Towers LLC, 6.113%, 1/15/20

 3,420,658

 6,400,000

 NR / B1

 Digicel, Ltd., 8.25%, 9/1/17 (144A)

 6,640,000

 4,250,000

 B / B2

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 4,207,500

 6,500,000

 B / B2

 MetroPCS Wireless, Inc., 7.875%, 9/1/18 (b)

 6,881,875

 5,935,000

 B- / B2

 True Move Co Ltd., 10.75%, 12/16/13 (144A)

 6,402,381

 692,000

 BB / Ba3

 Vip Fin, 9.125%, 4/30/18 (144A) (b)

 781,476

 $

 38,762,905

 Total Telecommunication Services

 $

 117,883,822

 Utilities - 2.8%

 Electric Utilities - 0.9%

 1,825,000

 BBB+ / A3

 CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/14

 $

 2,086,581

 4,196,000

 BBB / Baa3

 Commonwealth Edison Co., 6.95%, 7/15/18

 4,793,510

 5,720,000

 NR / Ba2

 Dubai Electricity & Water Authority, 7.375%, 10/21/20

 5,884,450

 9,550,000

 NR / Ba2

 Dubai Electricity & Water Authority, 8.5%, 4/22/15 (b)

 10,612,438

 215,000

 A- / A2

 Enel Finance International SA, 5.125%, 10/7/19 (144A)

 217,391

 1,586,100

 B+ / Ba2

 FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)

 1,435,421

 2,725,000

 BB+ / Baa2

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 2,992,320

 1,330,000

 BB+ / Baa2

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 1,643,375

 2,075,000

 BB+ / Ba1

 PPL Capital Funding, Inc., 6.7%, 3/30/67

 2,059,438

 2,245,000

 BB+ / Baa3

 Public Service of New Mexico, 7.95%, 5/15/18

 2,533,911

 5,000,000

 CC / Caa3

 Texas Competitive Electric Holding, 15.0%, 4/1/21 (b)

 4,100,000

 4,125,000

 BBB+ / A3

 West Penn Power Co., 5.95%, 12/15/17

 4,698,899

 1,650,000

 NA / NA

 White Pine Hydro Portfolio,  7.26%, 7/20/15

 1,580,634

 $

 44,638,368

 Gas Utilities - 1.0%

 8,500,000

 BBB- / Baa3

 ENN Energy Holdings Ltd., 6.0%, 5/13/21

 $

 8,351,811

 3,575,000

 B+ / Ba3

 Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/1/21 (b)

 3,378,375

 1,370,000

 A / A1

 Korea Gas Corp., 6.0%, 7/15/14 (144A)

 1,496,504

 21,275,000

 A- / Baa1

 Mega Advance Investments, 5.0%, 5/12/21 (b)

 20,952,024

 1,965,000

 AA- / Aa3

 Nakilat Inc., 6.067%, 12/31/33 (144A)

 2,023,950

 4,108,127

 A+ / A1

 Nakilat Inc., 6.267%, 12/31/33 (144A)

 3,816,943

 6,330,000

 B / B2

 Transportadora De Gas del Sur, 7.875%, 5/14/17 (144A) (b)

 6,140,100

 $

 46,159,707

 Independent Power Producer & Energy Traders - 0.7%

 3,025,453

 NR / B2

 Coso Geothermal Power Holdings 7.0%, 7/15/26 (144A)

 $

 2,514,908

 7,935,000

 BB- / Ba3

 Intergen NV, 9.0%, 6/30/17

 8,391,263

 885,634

 NR / Ba1

 Juniper Generation, 6.79%, 12/31/14 (144A)

 745,589

 3,775,000

 BBB- / Baa3

 Kiowa Power Partners LLC, 5.737%, 3/20/21 (144A)

 3,801,538

 10,945,000

 BB- / B1

 NRG Energy, Inc., 7.625%, 5/15/19

 10,890,275

 2,754,000

 BB / Ba2

 NSG Holdings Inc., 7.75%, 12/15/25

 2,698,920

 2,893,550

 BBB- / Baa3

 Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)

 2,953,273

 4,050,000

 NR / B2

 Star Energy Geotherm, 11.5%, 2/12/15

 4,576,500

 $

 36,572,266

 Multi-Utilities - 0.2%

 3,275,000

 BBB+ / Baa2

 NY State Gas and Electric, 6.15%, 12/15/17 (144A)

 $

 3,628,769

 4,316,517

 NR / NR

 Ormat Funding Corp., 8.25%, 12/30/20

 4,187,022

 $

 7,815,791

 Total Utilities

 $

 135,186,132

 TOTAL CORPORATE BONDS

 (Cost  $1,986,931,334)

 $

 2,049,655,377

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.6%

 6,607,783

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/40

 $

 6,317,794

 272,955

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 291,419

 1,823,348

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 1,965,245

 1,349,344

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 4/1/23

 1,447,184

 323,024

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 5/1/34

 344,875

 1,046,348

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 7/1/35

 1,116,312

 33,453

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 36,199

 189,513

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 210,312

 223,659

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 248,207

 620,251

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 683,770

 1,666,533

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/37

 1,834,337

 52,364

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 58,111

 116,584

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 129,379

 650,140

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/17

 704,177

 700,282

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 773,201

 600,740

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 664,420

 8,871

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5% 9/1/32

 10,053

 99,763

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 113,549

 2,561,559

 AAA / Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/35

 2,667,398

 9,800,510

 AAA / Aaa

 Federal National Mortgage Association, 3.5%, 11/1/40

 9,384,186

 1,665,940

 AAA / Aaa

 Federal National Mortgage Association, 4.5%, 6/1/37

 1,832,903

 1,147,004

 AAA / Aaa

 Federal National Mortgage Association, 4.50%, 3/1/35

 1,195,023

 1,608,197

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 12/1/34

 1,716,986

 1,894,092

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 2/1/22

 2,037,350

 83,322

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 4/1/22

 89,624

 655,369

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 6/1/22

 704,938

 143,857

 AAA / Aaa

 Federal National Mortgage Association, 5.0%, 6/1/22

 154,738

 1,116,233

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 12/1/35

 1,213,768

 1,563,642

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 2/1/23

 1,707,157

 7,425

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 2/1/33

 8,030

 2,439,995

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 3/1/25

 2,659,063

 431,200

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 3/1/36

 469,147

 606,138

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 4/1/34

 660,048

 170,103

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 5/1/33

 185,233

 328,948

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 6/1/33

 364,897

 136,177

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 6/1/33

 148,289

 367,633

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 7/1/33

 400,331

 1,668,189

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 3/1/21

 1,813,793

 622,413

 AAA / Aaa

 Federal National Mortgage Association, 5.5%, 4/1/36

 674,951

 45,285

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 1/1/33

 50,234

 10,861

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 10/1/32

 12,048

 23,862

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 11/1/32

 26,470

 458,632

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/32

 508,754

 289,828

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/33

 321,502

 346,716

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/33

 384,606

 2,018,081

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 12/1/37

 2,220,337

 6,098

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 2/1/32

 6,766

 26,793

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 3/1/33

 29,721

 30,382

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 3/1/33

 33,702

 2,290,320

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 4/1/38

 2,517,713

 234,843

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 7/1/17

 257,065

 885,661

 AAA / Aaa

 Federal National Mortgage Association, 6.0%, 7/1/38

 973,593

 24,268

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 10/1/32

 27,618

 25,536

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 11/1/32

 29,061

 3,168

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 2/1/32

 3,609

 9,188

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 3/1/32

 10,456

 819

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 4/1/29

 932

 8,704

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 5/1/31

 9,906

 715

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 6/1/31

 814

 3,208

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 7/1/31

 3,651

 9,768

 AAA / Aaa

 Federal National Mortgage Association, 6.5%, 8/1/32

 11,116

 347,559

 AAA / Aaa

 Federal National Mortgage Association, 6.50%, 12/1/21

 393,796

 521

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 12/1/30

 603

 963

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 2/1/29

 1,114

 3,454

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 5/1/28

 3,996

 3,556

 AAA / Aaa

 Federal National Mortgage Association, 7.0%, 7/1/31

 4,116

 2,075

 AAA / Aaa

 Federal National Mortgage Association, 7.5%, 1/1/28

 2,424

 1,737,479

 AAA / Aaa

 Government National Mortgage Association II, 4.5%, 1/20/35

 1,843,266

 836

 AAA / Aaa

 Government National Mortgage Association I, 6.5%, 12/15/31

 954

 4,580

 AAA / Aaa

 Government National Mortgage Association I, 7.0%, 5/15/31

 5,364

 4,138,205

 AAA / Aaa

 Government National Mortgage Association II, 4.5%, 12/20/34

 4,390,162

 445,807

 AAA / Aaa

 Government National Mortgage Association II, 5.5%, 3/20/34

 493,313

 583,381

 AAA / Aaa

 Government National Mortgage Association II, 6.0%, 10/20/33

 648,161

 195,204

 AAA / Aaa

 Government National Mortgage Association II, 6.0%, 5/20/32

 216,880

 10,554

 AAA / Aaa

 Government National Mortgage Association II, 7.0%, 1/20/29

 12,301

 64,721,861

 NR / NR

 Government National Mortgage Association, 1.35404%, 3/16/51

 3,686,829

 66,400,000

 NR / NR

 Government National Mortgage Association, 1.762244%, 3/15/52

 5,162,693

 31,040,961

 AAA / NR

 Government National Mortgage Association, 1.86376%, 4/16/51

 2,281,995

 757,272

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 10/15/33

 805,469

 136,548

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 12/15/34

 145,068

 1,729,272

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 3/20/35

 1,834,560

 546,547

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 4/15/35

 580,307

 415,364

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 4/15/35

 441,021

 847,713

 AAA / Aaa

 Government National Mortgage Association, 4.5%, 9/15/33

 901,666

 8,600,000

 NR / NR

 Government National Mortgage Association, 4.5%, 9/20/39

 8,728,658

 522,258

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 10/15/18

 564,929

 85,636

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 10/15/18

 92,633

 193,702

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 11/15/16

 209,346

 1,855,920

 AAA / Aaa

 Government National Mortgage Association, 5.0%, 9/15/33

 2,023,919

 1,348,919

 AAA / Aaa

 Government National Mortgage Association, 5.125%, 10/15/38

 1,469,153

 674,194

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 1/15/34

 746,038

 508,195

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 1/15/35

 561,556

 880,371

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/19

 955,562

 104,692

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/19

 113,633

 908,950

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 10/15/34

 1,005,809

 2,687

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 12/15/18

 2,916

 829,079

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 12/15/35

 916,133

 1,904,623

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 2/15/35

 2,104,609

 1,085,177

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 2/15/35

 1,199,120

 68

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 2/15/37

 75

 57,146

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 3/15/17

 61,974

 713,777

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 3/15/37

 786,493

 702,048

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 3/15/37

 773,569

 2,501,551

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 3/15/37

 2,756,397

 13,524

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 4/15/33

 14,973

 758,501

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 4/15/34

 839,802

 554,995

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 6/15/35

 613,270

 286,460

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 7/15/33

 317,165

 1,135,373

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 7/15/34

 1,257,347

 175,676

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 8/15/19

 191,724

 510,467

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 9/15/19

 555,340

 347,928

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 9/15/19

 379,058

 663,301

 AAA / Aaa

 Government National Mortgage Association, 5.5%, 9/15/19

 722,646

 259,416

 AAA / Aaa

 Government National Mortgage Association, 5.75%, 10/15/38

 287,492

 1,248,943

 AAA / Aaa

 Government National Mortgage Association, 5.75%, 10/15/38

 1,384,115

 499,090

 AAA / Aaa

 Government National Mortgage Association, 6.0%,  9/15/33

 558,773

 141,992

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/14

 155,717

 184,680

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/17

 202,733

 88,343

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/33

 98,908

 333,414

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/33

 373,285

 132,694

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 1/15/34

 148,396

 578,503

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/33

 647,682

 1,530,988

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 10/15/37

 1,707,371

 56,385

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/16

 61,871

 24,852

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/18

 27,382

 705,664

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 11/15/33

 790,049

 30,922

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 12/15/13

 33,896

 264,908

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 2/15/33

 296,587

 216,333

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 2/15/33

 242,202

 1,994

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/17

 2,189

 7,568

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 8,473

 23,470

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 26,277

 22,086

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 24,727

 129,951

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 145,491

 183,869

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 3/15/33

 205,856

 14,690

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/13

 16,104

 83,883

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 4/15/14

 91,991

 7,094

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/15/16

 7,784

 77,261

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/15/33

 86,500

 435,947

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/15/33

 488,079

 1,221,090

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 5/15/33

 1,367,112

 3,260

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/15/13

 3,574

 140,790

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/15/17

 154,552

 517,610

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/15/17

 568,207

 170,753

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 6/15/33

 191,172

 2,917

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 7/15/14

 3,199

 554,094

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 7/15/17

 608,257

 475,471

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 7/15/17

 521,949

 406,481

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 7/15/33

 455,090

 209,944

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 7/15/33

 235,050

 3,230,097

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 7/15/38

 3,601,222

 1,553

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/16

 1,704

 508,186

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 8/15/32

 568,956

 266,206

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/19

 292,644

 391,011

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/33

 437,769

 105,758

 AAA / Aaa

 Government National Mortgage Association, 6.0%, 9/15/33

 118,405

 13,961

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 1/15/29

 15,929

 706

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 1/20/28

 800

 17,279

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/31

 19,714

 6,577

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/31

 7,504

 18,087

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 10/15/32

 20,636

 18,617

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 11/15/31

 21,241

 137,775

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 11/15/31

 157,193

 156,788

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 11/15/32

 178,885

 11,996

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 2/15/32

 13,687

 6,416

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 3/15/32

 7,321

 4,841

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/29

 5,528

 63,961

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 5/15/32

 72,975

 8,538

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 9,742

 7,452

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 6/15/32

 8,502

 15,041

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/32

 17,160

 15,045

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/32

 17,165

 31,419

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 7/15/35

 35,818

 52,939

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 8/15/32

 60,400

 10,221

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 8/15/32

 11,661

 9,975

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 8/15/32

 11,381

 181,362

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 9/15/32

 206,922

 68,925

 AAA / Aaa

 Government National Mortgage Association, 6.5%, 9/15/32

 78,639

 1,911

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 5/15/29

 2,230

 880

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 5/15/29

 1,026

 3,194

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 6/15/30

 3,726

 2,136

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 6/15/31

 2,501

 13,030

 AAA / Aaa

 Government National Mortgage Association, 7.0%, 8/15/29

 15,202

 166

 AAA / Aaa

 Government National Mortgage Association, 7.5%, 8/15/29

 195

 1,863

 AAA / Aaa

 Government National Mortgage Association, 8.0%, 12/15/29

 1,977

 32,000,000

 1.48

 NR / Aaa

 Government National Mortgage Association, Floating Rate Note, 10/16/52

 2,536,096

 9,100,000

 NR / Aaa

 U.S. Treasury Bonds, 2.75%, 2/15/19 (b)

 9,187,442

 5,400,000

 NR / Aaa

 U.S. Treasury Bonds, 3.125%,  5/15/19

 5,575,500

 2,500,000

 AAA / Aaa

 U.S. Treasury Bonds, 3.625%, 8/15/19

 2,663,673

 12,330,000

 NR / Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 12,094,966

 23,290,000

 NR / Aaa

 U.S. Treasury Bonds, 4.375%, 11/15/39 (b)

 23,300,923

 5,085,000

 NR / Aaa

 U.S. Treasury Bonds, 4.375%, 2/15/38

 5,118,368

 11,100,000

 NR / Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38 (b)

 11,394,838

 26,790,000

 NR / Aaa

 U.S. Treasury Bonds, 4.5%, 8/15/39 (b)

 27,392,775

 1,095,000

 NR / Aaa

 U.S. Treasury Bonds, 5.0%, 5/15/37

 1,216,305

 3,000,000

 NR / Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 3,462,186

 11,940,000

 NR / Aaa

 U.S. Treasury Notes, 4.5%, 2/15/36

 12,339,250

 150,000

 NR / Aaa

 U.S. Treasury Notes, 5.25%, 2/15/29

 173,086

 19,005,000

 NR / Aaa

 U.S. Treasury Notes, 5.375%, 2/15/31

 22,274,449

 $

 265,280,285

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (Cost  $244,307,790)

 $

 265,280,285

 FOREIGN GOVERNMENT BONDS - 5.9%

 BRL

 36,600,000

 BBB- / Baa2

 Brazilian Government, 10.25%, 1/10/28

 $

 24,553,926

 CAD

 2,300,000

 AAA / Aaa

 Canada Housing Trust No 1, 3.35%, 12/15/20

 2,374,777

 CAD

 34,825,000

 AAA / Aaa

 Canada Housing Trust No 1, 3.75%, 3/15/20

 37,336,997

 CAD

 19,500,000

 AAA / Aaa

 Canada Housing Trust No 1, 3.8%, 6/15/21

 20,783,339

 CAD

 7,000,000

 AAA / Aaa

 Canadian Government Bond, 1.5%, 12/1/12

 7,271,603

 CAD

 34,500,000

 AAA / Aaa

 Canadian Government Bond, 2.0%, 6/1/16

 35,260,779

 CAD

 7,550,000

 AAA / Aaa

 Canadian Government, 4.25%,  6/1/18

 8,596,729

 KRW

 1,900,000

 A / A1

 Export-Import Bank of Korea, 5.875%, 1/14/15

 2,083,481

 EURO

 11,000,000

 NR / Aaa

 France Government Bond OAT, 3.5%, 4/25/20

 16,199,766

 EURO

 15,600,000

 NR / Aaa

 French Treasury Note, 2.25%, 2/25/16

 22,331,826

 EURO

 13,755,000

 NR / Aaa

 Government of France, 3.75%, 4/25/17

 20,918,952

 SEK

 118,145,000

 AAA / Aaa

 Government of Sweden, 5.5%, 10/8/12

 19,482,616

 IDR

 37,000,000,000

 BB+ / NR

 Indonesia Recapitalization Bond, 14.245%, 6/15/13

 4,949,333

 IDR

 21,100,000,000

 BB+ / NR

 Indonesia Recapitalization Bond, 14.275%, 12/15/13

 2,898,948

 IDR

 23,400,000,000

 BB+ / Ba1

 Indonesia Treasury Bond, 11.0%, 12/15/12

 2,923,105

 IDR

 11,725,000,000

 BB+ / Ba1

 Indonesia Treasury Bond, 12.5%, 3/15/13

 1,509,056

 IDR

 9,400,000,000

 NR / Ba1

 Indonesia Treasury Bond, 9.0%, 9/15/13

 1,157,963

 EURO

 3,970,000

 BBB+ / Baa3

 Ireland Government Bond, 4.5%, 4/18/20

 3,617,187

 EURO

 4,275,000

 BBB+ / Baa3

 Ireland Government Bond, 5.0%, 10/18/20

 3,919,228

 EURO

 2,850,000

 BBB+ / Baa3

 Ireland Government Bond, 5.9%, 10/18/19

 2,818,529

 NOK

 23,710,000

 AAA / Aaa

 Norway Government Bond, 4.25%,  5/19/17

 4,701,526

 NOK

 37,100,000

 AAA / Aaa

 Norway Government Bond, 4.5%, 5/22/19

 7,494,997

 NOK

 25,000,000

 AAA / Aaa

 Norway Government Bond, 6.5%, 5/15/13

 4,978,432

 PLN

 2,500,000

 A- / A2

 Poland Government International, 6.375%, 7/15/19

 2,856,250

 ARS

 3,700,000

 B / NR

 Provincia de Neuquen Argentina, 7.875%, 4/26/21

 3,787,690

 AUD

 6,780,000

 AA+ / Aaa

 Queensland Treasury Corp., 6.0%, 10/14/15

 7,520,909

 PEN

 1,675,000

 BBB- / Baa3

 Republic of Peru, 7.125%, 3/30/19

 2,015,025

 SGD

 9,500,000

 NR / Aaa

 Singapore Government Bond, 1.625%, 4/1/13

 7,895,558

 $

 282,238,527

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $262,397,495)

 $

 282,238,527

 SUPER NATIONAL BONDS  - 0.1%

 2,350,000

 AAA / Aaa

 European Investment Bank, 10.0%, 9/10/13

 $

 1,484,157

 3,100,000

 AAA / Aaa

 European Investment Bank, 14.0%, 7/5/16

 2,284,542

 1,115,000

 AAA / Aaa

 European Investment Bank, 9.625%, 4/1/15

 705,078

 TOTAL SUPER NATIONAL BONDS

 $

 4,473,777

 (Cost  $4,887,623)

 $

 4,473,777

 MUNICIPAL BONDS - 5.9%

 Municipal  Airport - 0.8%

 4,865,000

 CCC+ / NR

 Alliance Airport Authority/TX, 5.25%, 12/1/29

 $

 3,210,122

 7,775,000

 CCC+ / NR

 Alliance Airport Authority/TX, 5.75%, 12/1/29

 5,457,117

 3,575,000

 NR / NR

 Charlotte NC SPL Facs Rev, 5.60%, 7/1/27

 3,125,158

 7,800,000

 CCC+ / NR

 Dallas-Fort Worth Intl Airport, 5.5%, 11/1/30

 5,274,906

 6,790,000

 CCC+ / Caa2

 Dallas-Fort Worth TX Intl Airport REV, 6.375%, 5/1/35

 5,014,958

 10,200,000

 CCC+ / B3

 Houston TX Airport REV, 6.75%, 7/1/29

 10,128,702

 3,400,000

 BBB / Baa2

 Indianapolis Airport Authority, 5.1%, 1/15/17

 3,722,014

 2,450,000

 B / B3

 New Jersey Economic Development Authority Special Facility Revenue, 7.0%, 11/15/30

 2,443,802

 745,000

 B / B3

 New Jersey Economic Development Authority, 6.25%, 9/15/29

 701,000

 2,450,000

 NR / NR

 Wayne Charter Escrow, 12/1/15 (d)

 0

 $

 39,077,779

 Municipal  Development - 0.9%

 7,050,000

 BBB / NR

 Brazos Harbor Industrial Development Corp., 5.9%, 5/1/38

 $

 7,095,402

 6,175,000

 BB / B1

 County of Cook IL, 6.5%, 10/15/40

 6,341,787

 10,390,000

 A+ / A1

 New Jersey Transport Trust Fund Authority, 5.5%, 6/15/41

 10,719,259

 7,250,000

 BBB- / Ba2

 Louisiana Local Government Env, 6.75%, 11/1/32

 7,547,830

 3,700,000

 BBB / NR

 Selma Industrial Development Board, 6.25%, 11/1/33

 3,848,111

 8,430,000

 BBB+ / Baa2

 St John Baptist Parish La Rev, 5.125%, 6/1/37

 8,037,078

 $

 43,589,467

 Municipal  General - 0.2%

 1,275,000

 AAA / Aa1

 New York City Transitional Finance Authority, 5.0%, 11/1/33

 1,336,965

 2,950,000

 AAA / Aaa

 State of Maryland, 4.0%, 3/15/25

 3,040,329

 3,650,000

 AA- / Aa3

 Wisconsin State General, 5.75%, 5/1/33

 3,940,723

 $

 8,318,017

 Municipal  Higher Education - 2.3%

 5,190,000

 AA+ / Aa2

 California State University Revenue, 5.0%, 11/1/39

 $

 5,051,635

 7,750,000

 AAA / Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 8,060,775

 5,050,000

 AAA / Aaa

 Connecticut State Health & Educational, 5.0%, 7/1/42

 5,187,007

 4,600,000

 AAA / Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 4,766,520

 3,475,000

 AAA / Aaa

 Leland Stanford Junior University, 4.75%, 5/1/19

 3,772,321

 3,650,000

 AAA / Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 3,835,201

 20,100,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 21,914,427

 3,100,000

 AAA / Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 3,473,395

 4,000,000

 AAA / NR

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 4,087,160

 4,500,000

 AAA / Aaa

 Massachusetts State Health & Educational, 5.5%, 7/1/32

 5,395,635

 8,750,000

 AAA / Aaa

 Missouri State Health & Educational Facilities, 5.0%, 11/15/39

 9,132,725

 3,500,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 3,676,190

 550,000

 AA / Aa1

 New York State Dormitory Authority, 5.0%, 7/1/35

 573,480

 11,600,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 12,079,428

 8,050,000

 AAA / Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 8,323,459

 5,000,000

 AA / Aa1

 Pennsylvania State University, 5.0%, 3/1/40

 5,173,900

 2,500,000

 AAA / Aaa

 Texas A&M University, 5.0%, 7/1/30

 2,737,900

 $

 107,241,158

 Municipal  Medical - 0.3%

 6,500,000

 AA- / A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 6,563,700

 2,075,000

 AA- / A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 2,107,080

 4,200,000

 A / NR

 New Hampshire Health, 6.5%, 1/1/41

 4,428,144

 $

 13,098,924

 Municipal  Pollution - 1.1%

 3,340,000

 NR / Ba2

 Bedford County Economic Development Authority, 6.55%, 12/1/25

 $

 3,339,833

 15,760,000

 BBB / NR

 Brazoria County Environmental, 5.95%, 5/15/33

 15,899,161

 950,000

 BBB- / NR

 Butler Industrial Development Board, 5.75, 9/1/28

 910,148

 1,000,000

 BBB / Baa3

 County of Richland SC, 5.95%, 9/1/31

 1,001,630

 3,285,000

 BBB+ / Baa1

 County of Sweetwater WY, 5.6%, 12/1/35

 3,208,394

 3,085,000

 BBB / Baa3

 Courtland Industrial Development Board, 5.0%, 8/1/27

 2,795,936

 5,235,000

 B+ / B1

 Giles County Industrial Development Authority, 6.45%, 5/1/26

 5,195,005

 2,000,000

 NR / Ba2

 Goochland County Industrial Development Authority, 5.65%, 12/1/25

 1,905,180

 2,090,000

 NR / WR

 Green Bay Redevelopment Authority, 5.6%, 5/1/19

 2,091,129

 4,450,000

 BBB / NR

 Gulf Coast Waste Disposal Authority, 5.2%, 5/1/28

 4,195,193

 6,375,000

 B / Caa2

 Ohio St Pollution Ctl Rev, 5.65%, 3/1/33

 5,150,235

 3,440,000

 NR / Ba2

 State of Oregon, 5.7%, 12/1/25

 3,293,181

 1,400,000

 BBB / NR

 Yavapai County Industrial Development Authority, 4.9%, 3/1/28

 1,326,542

 $

 50,311,567

 Municipal Water - 0.4%

 6,400,000

 AAA / Aa1

 City of Charleston SC, 5.0%, 1/1/41

 $

 6,715,904

 1,300,000

 AAA / Aa1

 City of Charleston SC, 5.0%, 1/1/35

 1,374,529

 4,175,000

 AAA / Aaa

 City of Charlotte NC, 5.0%, 7/1/38

 4,372,185

 3,000,000

 AA+ / Aa2

 County of King WA, 5.125%, 1/1/41

 3,095,190

 2,500,000

 AAA / Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 2,576,325

 $

 18,134,133

 TOTAL MUNICIPAL BONDS

 (Cost  $260,084,106)

 $

 279,771,045

 SENIOR FLOATING RATE LOAN INTERESTS ** - 13.5%

 Energy - 0.7%

 Coal & Consumable Fuels - 0.0%

 1,450,000

 11.21

 NR / NR

 Bumi Resources TBK P, L+11.00%, 8/15/13

 $

 1,448,188

 Integrated Oil & Gas - 0.3%

 14,164,771

 4.50

 BBB / Baa2

 Glenn Pool Oil & Gas Trust, L+2.5%, 6/1/16

 $

 14,200,607

 Oil & Gas Equipment And Services - 0.3%

 1,673,049

 6.00

 NR / NR

 Aquilex Holdings LLC, L+4.0%, 4/1/16

 $

 1,672,003

 72,268

 2.50

 NR / NR

 FENWAL, L+2.25%, 2/28/14

 68,895

 421,501

 2.50

 NR / NR

 FENWAL, L+7.61%, 2/22/14

 401,831

 11,318,691

 6.25

 NR / NR

 Frac Tech Services LLC/Frac Tech Finance, Inc., L+4.75%, 4/19/16

 11,314,271

 2,094,671

 8.50

 B+ / NR

 Hudson Products Holdings, Inc., L+5.5%, 8/24/15

 2,005,647

 $

 15,462,647

 Oil & Gas Refining & Marketing - 0.1%

 2,765,000

 4.25

 NR / Ba2

 Pilot Travel Centers LLC, L+3.25%, 3/07/18

 $

 2,777,961

 Total Energy

 $

 33,889,403

 Materials - 1.6%

 Aluminum - 0.1%

 107,280

 1.94

 CC / Ba2

 Noranda Aluminum, Inc., L+1.75%, 5/18/14

 $

 106,386

 3,830,750

 3.75

 BB- / Ba2

 Novelis Inc/GA, L+3.0%, 3/11/17

 3,844,583

 $

 3,950,969

 Diversified Chemical - 0.6%

 EUR

 4,727,895

 7.50

 B / B1

 Ineos Group Holdings Plc, L+4.5%, 12/16/13

 $

 7,160,419

 EUR

 5,196,444

 8.00

 B / B1

 Ineos Group Holdings Plc, L+5.0%, 12/16/14

 7,870,040

 1,694,404

 7.50

 NR / NR

 Ineos U.S. Finance Corp., L+4.5%, 12/16/13

 1,755,298

 1,704,774

 8.00

 NR / NR

 Ineos U.S. Financice Corp., L+5.0%, 12/16/14

 1,766,040

 EUR

 3,979,221

 3.12

 B / Ba3

 Momentive Performance Material, L+2.25%, 12/4/13

 5,590,051

 5,880,450

 5.00

 NR / NR

 Uni, Floating Rate Note, Inc., L+3.5%, 2/14/17

 5,878,877

 $

 30,020,725

 Diversified Metals & Mining - 0.1%

 1,965,000

 4.75

 B+ / NR

 U.S. Silica Co., L+3.75%, 6/8/17

 $

 1,966,965

 4,345,000

 4.00

 NR / NR

 Walter Energy, Inc., L+3.0%, 2/3/18

 4,354,044

 $

 6,321,009

 Metal & Glass Containers - 0.0%

 1,063,875

 4.50

 BB / Ba2

 BWAY Holding Co., L+3.25%, 2/9/18

 $

 1,066,646

 94,454

 4.50

 BB / Ba2

 ICL Industrial Containers ULC, L+3.25%, 2/9/18

 94,986

 $

 1,161,632

 Paper Packaging - 0.0%

 2,157,932

 3.04

 BB / Ba2

 Graphic Packaging International, Inc., L+2.75%, 5/16/14

 $

 2,156,448

 Paper Products - 0.5%

 18,370,000

 6.50

 NR / NR

 Exopack Holding Corp., L+5.0%, 5/6/17

 $

 18,370,000

 4,568,550

 4.75

 NR / NR

 Ranpak Corp., L+3.5%, 3/28/17

 4,562,839

 $

 22,932,839

 Precious Metals & Minerals - 0.1%

 6,812,250

 5.25

 NR / NR

 Fairmount Minerals Ltd., L+4.0%, 3/1/17

 $

 6,832,121

 Specialty Chemicals - 0.1%

 3,640,000

 5.50

 NR / NR

 Chemtura Corp., L+4.0%, 8/11/16

 $

 3,661,234

 500,100

 2.77

 BB- / Ba2

 Huntsman International LLC, L+2.5%, 4/19/17

 488,535

 $

 4,149,769

 Total Materials

 $

 77,525,512

 Capital Goods - 1.0%

 Aerospace & Defense - 0.7%

 5,159,685

 5.28

 NR / NR

 Dae Aviation Holding, L+3.75%, 7/31/14

 $

 5,155,387

 2,963,020

 6.25

 BB- / Ba3

 DynCorp., International, L+4.5%, 7/7/16

 2,984,872

 2,779,439

 3.50

 B- / B1

 Hunter Defense Technology, L+3.25, 8/22/14

 2,709,953

 3,999,900

 5.00

 NR / NR

 Pelican Products, Inc., L+3.5%, 2/24/17

 4,004,066

 6,900,000

 3.50

 B- / Ba3

 Sequa Corp., L+3.25%, 12/3/14

 6,833,877

 4,975,000

 4.50

 NR / NR

 SI Organization, Inc., L+3.25%, 11/22/16

 4,975,000

 4,957,575

 5.28

 NR / NR

 Standard Aero Ltd., L+3.75%, 7/31/14

 4,953,445

 3,573,659

 4.50

 NR / Ba2

 Tasc, Inc., L+3.25%, 4/25/15

 3,572,765

 $

 35,189,365

 Building Products - 0.1%

 6,992,475

 4.00

 BBB- / B1

 Armstrong World Industries Inc., L+3.0%, 3/8/18

 $

 7,009,229

 980,315

 5.75

 NR / NR

 Custom Building Products, Inc., L+4.0%, 3/19/15

 990,731

 1,488,750

 5.75

 BB / Ba2

 Goodman Global Group, Inc.,/Old, L+4.0%, 10/6/16

 1,496,087

 $

 9,496,047

 Electrical Component & Equipment - 0.1%

 999,900

 5.76

 NR / NR

 Scotsman Industries, Inc., L+4.25%, 4/30/16

 $

 1,003,650

 Total Capital Goods

 $

 45,689,062

 Commercial Services & Supplies - 0.3%

 Commercial Printing - 0.0%

 1,345,744

 6.25

 NR / NR

 Cenveo Corp., L+4.75%, 12/15/16

 $

 1,354,828

 Diversified Support Services - 0.0%

 548,625

 5.00

 BB- / Ba3

 Allied Security Holdings, L+3.75%, 2/3/17

 $

 551,711

 Environmental & Facilities Services - 0.1%

 990,025

 7.25

 BB- / Baa3

 Brickman Group Holdings, Inc., L+5.25%, 9/21/16

 $

 1,004,721

 646,689

 2.19

 D / B2

 Synagro Technologies, Inc., L+2.0%, 4/2/14

 601,421

 4,688,250

 4.75

 NR / NR

 Waste Industries USA, L+3.5%, 2/23/17

 4,701,377

 $

 6,307,519

 Industrial Machinery Services - 0.0%

 940,386

 6.26

 BB- / B1

 Alliance Laundry Holdings, L+ 4.5%, 9/10/16

 $

 949,006

 Office Services & Supplies - 0.0%

 1,381,614

 3.94

 B- / B2

 CDW LLC / CDW Finance Corp., L+3.5%, 10/10/14

 $

 1,369,741

 Research & Consulting Services - 0.0%

 1,737,199

 5.75

 NR / NR

 Wyle Services Corp., L+4.25%, 3/31/17

 $

 1,743,713

 Security & Alarm Services - 0.1%

 1,673,139

 6.00

 BB- / Ba3

 Protection One, Inc., L+4.25%, 6/4/16

 $

 1,679,413

 Total Commercial Services & Supplies

 $

 13,955,931

 Transportation - 0.4%

 Air Freight & Couriers - 0.1%

 2,870,620

 5.27

 NR / B1

 CEVA Group Plc, L+5.0%, 8/31/16

 $

 2,818,590

 1,731,117

 5.31

 NR / NR

 CEVA Group Plc, L+5%, 8/31/16

 1,699,740

 913,509

 5.27

 NR / NR

 CEVA Group Plc, L+5.0%, 8/31/16

 896,759

 $

 5,415,089

 Airlines - 0.2%

 2,892,750

 5.75

 NR / NR

 Allegiant Travel Co., L+4.25%, 2/17/17

 $

 2,918,062

 4,513,688

 4.25

 BB- / Ba3

 Delta Air Lines, Inc., L+3.25%, 2/22/16

 4,465,025

 992,724

 2.19

 BB- / Ba3

 United Air Lines, Inc., L+2.0%, 2/1/14

 948,879

 $

 8,331,966

 Railroads - 0.0%

 591,141

 1.97

 BBB- / Ba1

 Kansas City Southern Railway, L+1.75%, 4/28/13

 $

 591,141

 Trucking - 0.0%

 4,547,832

 6.00

 NR / B1

 Swift Transportation Co. LLC, L+4.5%, 11/22/16

 $

 4,584,756

 Total Transportation

 $

 18,922,952

 Automobiles & Components - 0.9%

 Auto Parts & Equipment - 0.5%

 4,287,550

 2.94

 B+ / B2

 Allison Transmission, L+2.75%, 8/7/14

 $

 4,210,843

 6,277,632

 3.68

 BBB- / Baa3

 Delphi Automotive LLP, L+2.5%, 3/31/17

 6,311,609

 1,060,897

 2.13

 NR / NR

 Federal Mogul Corp., L+1.9375%, 12/28/15

 1,006,337

 2,079,358

 2.13

 NR / NR

 Federal Mogul Corp., L+1.9375%, 12/29/14

 1,972,420

 2,194,500

 5.25

 B+ / Ba3

 Metaldyne Corp., L+4.0%, 5/2/17

 2,198,615

 4,337,740

 4.25

 NR / NR

 Pinafore LLC / Pinafore, Inc., L+3.0%, 9/21/16

 4,343,533

 3,034,750

 6.25

 B+ / B1

 Remy International, Inc., L+4.5%, 12/17/16

 3,053,717

 2,079,550

 5.50

 NR / NR

 UCI International, Inc., L+4.0%, 7/4/17

 2,096,013

 $

 25,193,087

 Automobile Manufacturers - 0.3%

 14,535,000

 6.00

 NR / NR

 Chrysler Group LLC, L+4.75%, 4/28/17

 $

 14,195,855

 Tires & Rubber - 0.1%

 4,930,000

 1.94

 BB / Ba1

 Goodyear Tire & Rubber Co., L+1.75%, 4/30/14

 $

 4,759,210

 Total Automobiles & Components

 $

 44,148,152

 Consumer Durables & Apparel - 0.2%

 Housewares & Specialties - 0.1%

 3,630,900

 4.25

 NR / NR

 Reynolds Group Holdings Ltd., L+3.25%, 2/9/18

 $

 3,616,024

 EUR

 2,300,000

 5.00

 NR / NR

 Reynolds Group Holdings Ltd., L+3.5%, 2/9/18

 3,297,856

 $

 6,913,880

 Leisure Products - 0.0%

 2,967,421

 2.21

 NR / NR

 SABRE Inc., L+2.25, 9/30/14

 $

 2,655,656

 Total Consumer Durables & Apparel

 $

 9,569,536

 Consumer Services - 0.7%

 Casinos & Gaming - 0.1%

 4,450,000

 3.27

 NR / NR

 Caesars Entertainment Operating Co., L+3.0%, 1/28/15

 $

 4,009,159

 992,481

 2.69

 BB- / Ba3

 Las Vegas Sands DD, L+2.75%, 11/23/16

 964,213

 $

 4,973,372

 Education Services - 0.1%

 885,265

 4.19

 NR / Ba2

 Bright Horizons Family Solutions, Inc., L+4.0%, 5/28/15

 $

 891,536

 6,153,344

 2.44

 NR / NR

 Cengage Learning Acquistions, L+2.75%, 7/4/14

 5,538,009

 $

 6,429,545

 Hotels, Resorts & Cruise Lines - 0.0%

 320,221

 4.75

 B / Ba3

 Travelport LLC, L+4.5%, 8/23/15

 $

 307,012

 1,532,537

 4.74

 B / Ba3

 Travelport LLC, L+4.5%, 8/23/15

 1,469,320

 $

 1,776,332

 Restaurants - 0.4%

 4,004,875

 4.50

 BB+ / Ba2

 Burger King Holdings, Inc., L+3.0%, 10/30/16

 $

 4,000,213

 4,684,571

 4.25

 NR / NR

 DineEquity, Inc., L+3.0%, 10/31/17

 4,691,680

 8,646,604

 4.25

 NR / NR

 Dunkin' Brands, Inc., L+3.0%, 11/23/17

 8,645,255

 2,083,212

 5.00

 BB / B1

 Wendy's/Arby's Group, Inc., L+3.5%, 5/19/17

 2,090,360

 $

 19,427,508

 Specialized Consumer Services - 0.0%

 2,395,947

 7.00

 NR / NR

 Wash Multifamily Laundry (Web Ser.) L+5.0%, 8/28/14

 $

 2,398,942

 Total Consumer Services

 $

 35,005,699

 Media - 1.0%

 Advertising - 0.3%

 6,290,485

 5.00

 BB / Ba3

 Affinion Group Inc., L+3.5%, 10/9/16

 $

 6,294,417

 6,013,331

 5.25

 BB- / NR

 Getty Images, Inc., L+3.75%, 10/18/16

 6,054,673

 $

 12,349,090

 Broadcasting - 0.1%

 2,024,925

 4.25

 NR / NR

 TWCC Holding Corp., L+3.25%, 1/24/17

 $

 2,035,682

 2,971,433

 4.44

 B / Baa2

 Univision Communications, Inc., L+4.25%, 3/29/17

 2,828,601

 $

 4,864,283

 Cable & Satellite - 0.4%

 8,285,733

 3.50

 NR / NR

 Charter Communications Operations, L+3.25%, 9/8/16

 $

 8,270,169

 35,115

 7.25

 NR / NR

 Charter Communications Operations, L+5.0%, 3/6/14

 35,413

 3,960,000

 4.50

 BB- / Ba3

 Mediacom Broadband LLC, L+3.0%, 10/20/17

 3,935,216

 103,473

 2.69

 CCC / B2

 WideOpenWest LLC, L+2.5%, 6/30/14

 100,191

 6,072,421

 6.69

 CCC / B2

 WideOpenWest LLC, L+6.5%, 6/18/14

 6,098,988

 $

 18,439,977

 Movies & Entertainment - 0.1%

 5,623,016

 5.25

 NR / NR

 Christie/AIX Inc., L+3.5%, 4/29/16

 $

 5,591,386

 Publishing - 0.1%

 5,037,001

 4.75

 NR / NR

 Interactive Data Corp., L+3.5%, 1/31/18

 $

 5,047,626

 Total Media

 $

 46,292,362

 Retailing - 0.4%

 Automotive Retail - 0.1%

 6,680,000

 4.75

 NR / NR

 Autotrader Com, Inc., L+3%, 12/15/16

 $

 6,683,507

 Computer & Electronics Retail - 0.1%

 4,455,000

 11.00

 NR / NR

 Targus Group International, L+9.5%, 5/12/16

 $

 4,399,313

 Home Improvement Retail - 0.0%

 1,113,750

 5.00

 B+ / Ba3

 Hillman Group, Inc., L+3.5%, 5/31/16

 $

 1,119,319

 Specialty Stores - 0.1%

 4,625,000

 4.25

 NR / NR

 Savers, Inc., L+3.0%, 2/4/17

 $

 4,641,379

 Total Retailing

 $

 16,843,518

 Food & Drug Retailing - 0.2%

 Drug Retail - 0.2%

 7,289,371

 4.50

 NR / NR

 Rite Aid Corp., L+3.25%, 2/17/18

 $

 7,181,171

 Food Distributors - 0.0%

 969,500

 5.00

 B+ / B1

 Windsor Quality Food Co. Ltd., L+3.5%, 1/11/17

 $

 970,308

 Total Food & Drug Retailing

 $

 8,151,479

 Food Beverage & Tobacco - 0.2%

 Agricultural Products - 0.1%

 2,685,000

 5.50

 B+ / B2

 American Rock Salt Co., LLC, L+4.25%, 4/1/17

 $

 2,690,594

 Packaged Foods & Meats - 0.2%

 3,600,000

 4.50

 BB / Baa3

 Del Monte Foods Co., L+3.0%, 2/3/18

 $

 3,596,063

 5,185,813

 7.00

 NR / NR

 Pierre Foods, Inc., L+5.25%, 9/30/16

 5,230,107

 $

 8,826,170

 Total Food Beverage & Tobacco

 $

 11,516,764

 Household & Personal Products - 0.2%

 Household Products - 0.0%

 994,172

 4.00

 BB- / Ba2

 Johnsondiversey Holdings, L+3.5%, 11/24/15

 $

 996,657

 Personal Products - 0.2%

 5,373,000

 4.25

 BB- / Ba1

 NBTY, Inc., L+3.25%, 10/1/17

 $

 5,377,478

 3,245,972

 4.75

 BB- / Ba3

 Revlon, Inc., L+3.5%, 11/19/17

 3,256,453

 $

 8,633,931

 Total Household & Personal Products

 $

 9,630,588

 Health Care Equipment & Services - 2.7%

 Health Care Equipment - 0.1%

 4,134,638

 5.00

 NR / NR

 Onex CareStream Finance LP, L+3.5%, 2/8/17

 $

 3,874,155

 Health Care Facilities - 0.8%

 148,429

 2.50

 BB- / Ba3

 *UN CHS/Community Health DD, L+2.25%, 7/25/14

 $

 143,688

 3,362,438

 6.50

 B+ / B1

 Ardent Medical Services, L+5.0%, 9/15/15

 3,371,896

 2,882,989

 2.50

 BB- / Ba3

 CHS/Community Health Sys, Inc., L+2.25%, 7/25/14

 2,790,906

 5,432,700

 4.00

 BB- / Ba3

 Hanger Orthopedic Group, Inc., L+3.0%, 12/1/16

 5,447,132

 424,231

 3.50

 BB+ / Ba2

 HCA Holdings Inc., L+3.25%, 5/31/18

 418,369

 1,767,391

 3.50

 BB+ / Ba2

 HCA, Inc., L+3.25%, 3/17/17

 1,745,846

 3,815,438

 5.00

 CCC+ / Caa1

 IASIS Healthcare LLC / IASIS Capital Corp., L+3.75%, 4/18/18

 3,817,345

 8,195,000

 5.25

 NR / NR

 Kindred Healthcare, Inc., L+3.75%, 2/7/18

 8,197,049

 9,330,000

 5.50

 BB- / Ba3

 Select Medical Holdings Corp., L+3.75%, 4/25/18

 9,178,388

 3,919,641

 4.00

 NR / NR

 Universal Health Services, Inc., L+3%, 11/30/16

 3,934,884

 $

 39,045,503

 Health Care Services - 1.3%

 3,050,813

 6.50

 NR / NR

 AccentCare, Inc., L+4.25%, 12/22/16

 $

 3,027,931

 4,402,718

 5.50

 BB- / Ba3

 Alliance HealthCare Services, L+3.5% 6/1/16

 4,395,381

 992,248

 2.44

 NR / NR

 Catalent Pharma Solutions, Inc., L+2.25%, 4/10/14

 951,318

 2,288,500

 4.50

 BB / Ba1

 DaVita, Inc., 3.0%, 10/20/16

 2,297,899

 12,363,750

 4.75

 BB- / Ba2

 Gentiva Health Services, Inc., L+3.5%, 2/22/16

 12,311,204

 7,289,507

 4.75

 BB- / Ba3

 inVentiv Health, Inc., L+3.25%, 8/4/16

 7,219,720

 5,638,625

 7.25

 NR / NR

 Prime Healthcare Services, L+5.25%, 4/28/15

 5,497,659

 5,352,364

 5.75

 NR / NR

 Renal Advantage Holdings, Inc., L+4.25%, 11/12/16

 5,372,436

 5,750,000

 NR / NR

 Rural/Metro Corp. BL, L+0.0%, 3/28/12

 5,750,000

 1,800,000

 B / Ba3

 Rural/Metro Corp., L+4.25%, 3/28/18

 1,799,622

 6,149,195

 7.50

 B+ / Ba2

 Sun HealthCare Group, L+5.75%, 10/18/16

 6,129,979

 8,958,813

 7.75

 NR / NR

 Virtual Radiologic Corp., L+5.5%, 11/03/16

 8,869,224

 $

 63,622,373

 Health Care Supplies - 0.2%

 3,042,899

 3.48

 BB- / B1

 Bausch & Lomb, Inc., L+3.25%, 4/24/15

 $

 3,028,445

 740,688

 3.44

 BB- / B1

 Bausch & Lomb, Inc., L+3.25%, 4/24/15 Delayed Draw

 737,170

 5,660,000

 6.00

 NR / NR

 Grifols, Inc., L+4.25%, 6/4/16

 5,693,018

 $

 9,458,633

 Health Care Technology - 0.3%

 3,706,375

 5.75

 B+ / Ba3

 Convatec, Inc., L+4.25%, 12/01/16

 $

 3,708,154

 2,533,726

 4.50

 NR / NR

 IMS Health, Inc., L+3.25%, 8/31/17

 2,540,061

 7,071,661

 5.25

 NR / NR

 MedAssets, Inc., L+3.75%, 11/15/16

 7,102,600

 $

 13,350,815

 Total Health Care Equipment & Services

 $

 129,351,479

 Pharmaceuticals & Biotechnology - 0.4%

 Biotechnology - 0.2%

 7,994,825

 5.50

 NR / NR

 Axcan Intermediate Holdings, Inc., L+4.0%, 1/25/17

 $

 7,930,866

 2,742,973

 6.75

 BB- / B1

 HGI Holdings, Inc., L+5.0%, 7/27/16

 2,766,974

 $

 10,697,840

 Pharmaceuticals - 0.1%

 6,250,000

 4.00

 NR / NR

 Endo Pharmaceuticals Holdings, L+3.0%, 4/14/18

 $

 6,280,600

 Total Pharmaceuticals & Biotechnology

 $

 16,978,440

 Diversified Financials - 0.4%

 Diversified Finance Services - 0.3%

 3,284,610

 B / B2

 Bakrie & Brothers TbK PT, L+6.0%, 3/2/12

 $

 3,284,610

 4,294,238

 5.00

 NR / NR

 Kasima LLC, L+3.75%, 3/25/17

 4,294,238

 4,115,390

 NR / NR

 Long Haul Holdings Ltd., L+6.0%, 3/2/12

 4,094,813

 431,669

 5.31

 B / Ba3

 Vertrue, Inc., L+3.0%, 8/18/14

 358,285

 2,295,000

 5.25

 NR / NR

 WorldPay, L+4.5%, 8/6/17

 2,297,391

 $

 14,329,337

 Investment Banking & Brokerage - 0.0%

 1,797,881

 5.25

 B+ / Ba3

 LPL Holdings, Inc., L+3.75%, 6/28/17

 $

 1,810,241

 Specialized Finance - 0.0%

 1,864,937

 3.75

 BBB- / Ba2

 MSCI, Inc., L+2.75%, 3/14/17

 $

 1,877,371

 Total Diversified Financials

 $

 18,016,949

 Insurance - 0.4%

 Insurance Brokers - 0.3%

 4,193,866

 3.25

 NR / NR

 Alliant Holdings I, Inc., L+3.0%, 8/21/14

 $

 4,151,928

 516,014

 2.75

 B / NR

 HUB International Holdings DD, L+2.5% 6/13/14

 502,684

 4,087,200

 6.75

 B / NR

 HUB International Holdings Inc., L+4.75%, 6/13/14

 4,097,929

 2,295,577

 2.75

 B / NR

 HUB International Holdings Inc., L+2.5% 6/13/14

 2,236,276

 2,387,692

 2.69

 B / B2

 Usi Holdings Corp., L+2.75%, 5/5/14

 2,339,938

 2,952,413

 7.00

 B / B2

 Usi Holdings Corp., L+5.0%, 5/5/14

 2,948,723

 $

 16,277,478

 Multi-Line Insurance - 0.0%

 1,320,371

 2.76

 B / NR

 AmWINS Group, Inc., L+2.5% 6/8/13

 $

 1,311,294

 Total Insurance

 $

 17,588,772

 Business Services - 0.1%

 Logistics - 0.1%

 3,031,625

 7.50

 B / Ba3

 Ozburn-Hessey Logistics, L+5.5%, 4/7/16

 $

 3,042,994

 Total Business Services

 $

 3,042,994

 Software & Services - 0.5%

 Application Software - 0.2%

 1,521,188

 4.00

 NR / NR

 Nds Group Plc, L+3.0%, 3/12/18

 $

 1,524,357

 803,431

 1.95

 B / Ba3

 Nuance Communications, Inc., L+1.75%, 3/29/13

 800,293

 3,296,586

 1.94

 B / Ba3

 Nuance Communications, Inc., L+1.75%, 3/29/13

 3,283,710

 2,675,000

 4.50

 NR / NR

 Verint Systems, Inc., L+3.25%, 10/6/17

 2,675,000

 1,393,000

 5.25

 BB- / NR

 Vertafore, Inc., L+3.75%, 7/31/16

 1,399,094

 $

 9,682,454

 Data Processing & Outsourced Services - 0.1%

 2,029,663

 5.25

 BBB- / Ba1

 Fidelity National Inc., L+3.75%, 7/18/16

 $

 2,039,079

 162,633

 2.94

 BB- / B1

 First Data Corp., L+2.75%, 9/24/14

 150,944

 1,528,214

 4.19

 B- / Caa1

 First Data Corp., L+4.0%, 3/24/18

 1,411,687

 994,872

 2.69

 NR / NR

 Lender Processing Se, L+2.5%, 7/1/14

 969,992

 $

 4,571,702

 Internet Software & Services - 0.1%

 2,522,271

 6.75

 NR / NR

 SAVVIS, Inc., L+5.0%, 8/4/16

 $

 2,539,927

 Systems Software - 0.1%

 2,521,453

 2.26

 BB- / Ba3

 Inverness Medical Innovations, L+2.0%, 2/14/13

 $

 2,477,328

 900,000

 3.75

 BB- / Ba2

 Reynolds & Reynolds Co/The, L+2.75%, 3/9/18

 901,266

 2,944,147

 6.75

 B+ / B1

 Telcordia Technology, L+5.0%, 4/9/16

 2,950,281

 $

 6,328,875

 Total Software & Services

 $

 23,122,958

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.0%

 2,982,525

 5.00

 BB / Ba2

 CommScope, Inc., L+3.5%, 1/03/18

 $

 2,996,767

 Electronic Components - 0.2%

 1,627,066

 2.44

 NR / Ba1

 Flextronics Semiconductor DD A-1-A, L+2.25%, 10/1/14

 $

 1,606,050

 910,077

 2.44

 NR / Ba1

 Flextronics Semiconductor DD DD, L+2.25%, 10/1/14

 898,322

 5,809,888

 2.44

 NR / Ba1

 Flextronics Semiconductor, L+2.25%, 10/1/14

 5,743,490

 780,066

 2.44

 NR / Ba1

 Flextronics Semiconductor, L+2.25%, 10/1/14 DD

 769,990

 432,375

 2.79

 NR / NR

 Generac Acquisition Corp., L+2.5%, 11/10/13

 430,020

 1,776,075

 5.00

 NR / NR

 Scitor Corp., L+4.5%, 1/21/17

 1,776,075

 $

 11,223,947

 Total Technology Hardware & Equipment

 $

 14,220,714

 Semiconductors

 Semiconductor Equipment - 0.3%

 8,550,000

 4.25

 B+ / Ba3

 Aeroflex, Inc., L+3.0%, 4/25/18

 $

 8,533,917

 4,435,226

 4.44

 B- / NR

 Freescale Semiconductor, Inc., L+4.25%, 12/1/16

 4,420,674

 $

 12,954,591

 Semiconductors - 0.1%

 3,260,145

 4.75

 BB / Ba2

 Intersil Corp., L+3.25%, 4/27/16

 $

 3,276,446

 2,493,750

 4.00

 NR / NR

 Microsemi Corp., L+3%, 11/2/17

 2,497,387

 $

 5,773,833

 Total Semiconductors

 $

 18,728,424

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 993,997

 2.63

 BB- / Ba3

 West Corp., L+2.75%, 10/24/13

 $

 987,991

 3,109,194

 4.51

 BB- / Ba3

 West Corp., L+4.25%, 7/15/16

 3,122,797

 2,604,248

 4.51

 BB- / Ba3

 West Corp./Old, L+3.875%, 7/15/16

 2,615,642

 $

 6,726,430

 Total Telecommunication Services

 $

 6,726,430

 Utilities - 0.6%

 Electric Utilities - 0.2%

 9,872,530

 4.73

 BBB- / Ba1

 Texas Competitive Electric Holdings Co. LLC, L+4.5%, 10/10/17

 $

 7,719,968

 Independent Power Producer & Energy Traders - 0.3%

 7,501,200

 4.25

 BB+ / Ba1

 AES Corp./The, L+3.25%, 5/17/18

 $

 7,519,953

 5,581,013

 4.50

 B+ / B1

 Calpine Corp., L+3.25%, 3/1/18

 5,538,806

 4,845,000

 BB+ / Baa3

 NRG Energy Inc., L+3.0%, 5/5/18

 4,851,814

 553,696

 BB+ / Baa3

 NRG Energy Inc., L+3.25%, 8/31/15

 554,888

 446,304

 BB+ / Baa3

 NRG Energy Inc., L+3.25%, 8/31/15

 447,246

 $

 18,912,707

 Total Utilities

 $

 26,632,675

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $650,372,687)

 $

 645,550,793

 Principal

 TEMPORARY CASH INVESTMENTS - 3.6%

  Value

 Amount ($)

 Securities Lending Collateral  - 3.6% (c)

 Certificates of Deposit:

 5,171,877

 Bank of America NA, 0.19%, 9/2/11

 $

 5,171,877

 5,171,877

 Bank of Montreal Chicago, 0.12%, 7/8/11

 5,171,877

 4,137,501

 Bank of Nova Scotia, 0.30%, 6/11/12

 4,137,501

 1,034,375

 Bank of Nova Scotia, 0.25%, 9/29/12

 1,034,375

 2,404,923

 BBVA Group NY, 0.47%, 8/10/11

 2,404,923

 2,896,251

 BBVA Group NY, 0.36%, 7/7/11

 2,896,251

 3,620,314

 BBVA Group NY, 1.19%, 7/26/11

 3,620,314

 724,063

 BNP Paribas Bank NY, 0.27%, 8/5/11

 724,063

 5,171,877

 Canadian Imperial Bank of Commerce NY, 0.20%, 10/3/11

 5,171,877

 4,137,501

 DnB NOR Bank ASA NY, 0.18%, 8/10/11

 4,137,501

 2,585,877

 National Australia Bank NY, 0.29%, 10/19/11

 2,585,877

 5,689,982

 RaboBank Netherland NV NY, 0.29%, 4/2/12

 5,689,982

 3,103,126

 Royal Bank of Canada NY, 0.32%, 12/2/11

 3,103,126

 2,068,751

 SOCGEN NY, 0.28%, 7/11/11

 2,068,751

 1,034,375

 SOCGEN NY, 0.26%, 7/14/11

 1,034,375

 1,551,563

 SOCGEN NY, 0.16%, 7/7/11

 1,551,563

 5,171,877

 Westpac Banking Corp. NY, 0.32%, 12/6/11

 5,171,877

 $

 55,676,110

 Commercial Paper:

 2,068,751

 American Honda Finance, 0.34%, 1/11/12

 $

 2,068,751

 3,102,260

 Australia & New Zealand Banking Group, 0.34%, 9/6/11

 3,102,260

 1,894,004

 Australia & New Zealand Banking Group, 0.87%, 8/4/11

 1,894,004

 775,649

 BCSFUN, 0.22%, 7/29/11

 775,649

 5,170,952

 CBAPP, 0.20%, 8/3/11

 5,170,952

 569,343

 General Electric Capital Corp., 0.44%, 11/21/11

 569,343

 4,705,560

 HSBC, 0.17%, 8/9/11

 4,705,560

 4,654,689

 JPMorgan Chase & Co., 0.30%, 7/17/12

 4,654,689

 4,650,464

 NESCAP, 0.25%, 12/20/11

 4,650,464

 4,136,974

 NORDNA, 0.27%, 7/18/11

 4,136,974

 4,137,214

 PARFIN, 0.25%, 7/11/11

 4,137,214

 2,585,938

 Royal Bank of Canada NY, 0.30%, 6/29/12

 2,585,938

 2,585,658

 SANCPU, 0.39%, 7/11/11

 2,585,658

 2,583,088

 SANCPU, 0.73%, 9/1/11

 2,583,088

 3,101,500

 Sanofi Aventis, 0.68%, 10/20/11

 3,101,500

 3,618,111

 SEB, 0.30%, 9/12/11

 3,618,111

 2,067,967

 SOCNAM, 0.17%, 6/2/11

 2,067,967

 5,171,877

 Svenska Handelsbanken, 0.29%, 6/29/12

 5,171,877

 5,171,877

 Toyota Motor Credit Corp., 0.32%, 9/8/11

 5,171,877

 2,198,048

 UXTPP, 0.32%, 7/1/11

 2,198,048

 2,585,572

 VARFUN, 0.32%, 8/4/11

 2,585,572

 599,843

 VARFUN, 0.32%, 8/8/11

 599,843

 1,447,890

 VARFUN, 0.32%, 8/9/11

 1,447,890

 2,069,247

 Wachovia, 0.41%, 10/15/11

 2,069,247

 1,552,759

 Wachovia, 0.40%, 3/1/12

 1,552,759

 1,034,940

 Wells Fargo & Co., 0.36%, 1/24/12

 1,034,940

 $

 74,240,175

 Tri-party Repurchase Agreements:

 524,739

 Barclays Capital Plc, 0.01%, 7/1/11

 $

 524,739

 5,171,877

 Deutschebank AG, 0.01%, 7/1/11

 5,171,877

 5,171,877

 HSBC Bank USA NA, 0.01%, 6/1/11

 5,171,877

 15,515,630

 RBS Securities, Inc., 0.02%, 6/1/11

 15,515,630

 $

 26,384,123

 Shares

 Money Market Mutual Funds:

 8,275,003

 Dreyfus Preferred Money Market Fund

 $

 8,275,003

 8,275,003

 Fidelity Prime Money Market Fund

 8,275,003

 $

 16,550,006

 Total Securities Lending Collateral

 $

 172,850,414

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $172,850,414)

 $

 172,850,414

 TOTAL INVESTMENT IN SECURITIES - 100.4%

 (Cost  $4,647,528,426) (a)

 $

 4,790,201,127

 OTHER ASSETS AND LIABILITIES - (0.4)%

 $

 (21,021,603)

 TOTAL NET ASSETS - 100.0%

 $

 4,769,179,524

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2011, the value of these securities amounted to $314,625,628 or 6.6% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At June 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $4,648,329,289 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 179,591,016

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (37,719,178)

 Net unrealized gain

 $

 141,871,838

 (b)

 At June 30, 2011, the following securities were out on loan:

 Principal

 Amount ($)

 Security

 Value

         1,419,000

 Alcoa Inc., 6.15%, 8/15/20

             1,535,987

         1,880,000

 Allison Transmission, 11.0%, 11/1/15 (144A)

             2,036,093

         4,258,000

 Alrosa Finance SA, 7.75%, 11/3/20

             4,833,157

            221,000

 American Express Bank FSB, 5.5%, 4/16/13

                238,924

         3,000,000

 ArcelorMittal, 5.25%, 8/5/20

             3,029,628

         2,000,000

 BBVA Bancomer SA/Ins, 6.5%, 3/10/21

             2,040,000

         1,980,000

 Blue Merger Sub, Inc., 7.625%, 2/15/19

             2,055,996

         2,500,000

 Braskem Finance Ltd., 7.375%, 12/31/99

             2,606,545

         1,000,000

 Bumi Capital Pte Ltd., 12.0%, 11/10/16

             1,181,667

            562,000

 Bumi Investment Pte Ltd., 10.75%, 10/6/17

                652,641

         3,610,000

 Burger King Corp., 9.875%, 10/15/18

             3,918,919

         2,000,000

 Canadian Natural Resources, 5.9%, 2/1/18

             2,333,598

         1,000,000

 Controladora Mabe Sa CV, 7.875%, 10/28/19

             1,123,563

            968,000

 Credit Agricole SA, 8.375%, 12/13/49

             1,028,900

         1,022,000

 Cricket Communications, Inc., 7.75%, 10/15/20

             1,018,061

            195,000

 Delta Airlines Inc., 7.779%, 1/2/12

                    1,829

         3,000,000

 Dubai Electricity & Water Authority, 8.5%, 4/22/15

             3,381,918

         3,100,000

 Empresas ICA SAB de CV, 8.9%, 2/4/21

             3,335,891

            800,000

 Essar Steel Algoma, Inc., 9.375%, 3/15/15

                823,875

            405,000

 Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/1/21

                387,039

         1,393,000

 Graphic Packaging Co., 9.5%, 8/15/13

             1,456,556

         8,931,700

 Hologic, Inc., 2.0%, 12/15/37

           10,211,907

         5,801,900

 Horizon Lines, Inc., 4.25%, 8/15/12

             4,792,010

         2,000,000

 Hypermarcas SA, 6.5%, 4/20/21

             2,022,778

         1,000,000

 Masco Corp., 7.125%, 3/15/20

             1,044,421

         5,000,000

 Mega Advance Investments, 5.0%, 5/12/21

             4,957,435

         5,510,000

 MetroPCS Wireless, Inc., 7.875%, 9/1/18

             5,977,143

         4,000,000

 Mueller Water Products, 7.375%, 6/1/17

             3,783,764

         4,364,000

 Paetec Holdings, 9.5%, 7/15/15

             4,717,667

              64,000

 Quicksilver Resources Inc., 7.125%, 4/1/16

                  64,167

         1,900,000

 SandRidge Energy, Inc., 7.5%, 3/15/21

             1,965,313

            844,000

 Scientific Games International Inc., 9.25%, 6/15/19 (144A)

                913,718

         1,500,000

 Southern Copper Corp., 5.375%, 4/16/20

             1,553,024

            754,000

 Texas Competitive Electric Holding, 15.0%, 4/1/21

                646,241

         1,400,000

 Transportadora De Gas del Sur, 7.875%, 5/14/17 (144A)

             1,372,088

         1,000,000

 Urbi Desarrollos Urb, 9.5%, 1/21/20

             1,129,458

       23,000,000

 U.S. Treasury Bonds, 4.375%, 11/15/39

           23,220,271

       11,000,000

 U.S. Treasury Bonds, 4.5%, 5/15/38

           11,379,694

       25,250,000

 U.S. Treasury Bonds, 4.5%, 8/15/39

           26,329,135

         9,000,000

 U.S. Treasury Bonds, 2.75%, 2/15/19

             9,181,539

         3,100,000

 Vertellus Specialtie, 9.375%, 10/1/15

             3,280,349

            650,000

 Vip Fin, 9.125%, 4/30/18 (144A)

                743,930

         2,001,000

 Yankee Acquisition Corp., 9.75%, 2/15/17

             2,179,215

 Shares

              100.00

 GMAC Capital Trust I, 8.125%, 2/15/40 *

                  95,000

 Total

 $

         160,581,054

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (e)

 Security is in default and is non-income producing.

 (f)

 Security is fair valued, see note A.

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 ARS

 Argentine Peso

 AUD

 Australian Dollar

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 EURO

 Euro

 NOK

 Norwegian Krone

 PEN

 Peruvian Nuevo Sol

 PLN

 Polish Zloty

 SGD

 Singapore Dollar

 KRW

 South Korean Won

 SEK

 Swedish Krone

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of June 30, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Total

 Convertible Corporate Bonds

$
-

$
158,592,192

$
158,592,192

 Preferred Stocks

53,243,860

-

53,243,860

 Common Stock

1,324,283

440,496

1,764,779

 Asset Backed Securities

298,618,900

298,618,900

 Collateralized Mortgage Obligations

576,375,534

576,375,534

 Corporate Bonds

2,049,655,377

2,049,655,377

 U.S. Government Agency Obligations

265,280,285

265,280,285

 Foreign Government Bonds

282,238,527

282,238,527

 Municipal Bonds

279,771,045

279,771,045

 Senior Floating Rate Loan Interests

645,550,793

645,550,793

 Temporary Cash Investments

156,300,408

156,300,408

 Money Market Mutual Funds

16,550,006

16,550,006

 Total

$
71,118,149

4,712,823,557.00

$
4,783,941,706

 Other Financial Instruments*

$
-

-

 $0

$
-

 Other Financial Instruments include futures contracts and foreign exchange contracts

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2011

* Print the name and title of each signing officer under his or her signature.